                       Securities Act File No. 33-79858
               Investment Company Act of 1940 File No. 811-8544

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          /X/

  Post-Effective Amendment No. 37                                /X/

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  /X/

 Amendment No. 38                                                /X/

                                UAM FUNDS TRUST
              (Exact Name of Registrant as specified in Charter)

                          c/o UAM Fund Services, Inc.
                         211 Congress St., 4/th/ Floor
                          Boston, Massachusetts 02110
                 Registrant's Telephone Number (617) 542-5440
                   (Address of Principal Executive Offices)
                   ----------------------------------------

                            Michael E. DeFao, Esq.
                                   Secretary
                            UAM Fund Services, Inc.
                              211 Congress Street
                          Boston, Massachusetts 02110
                    (Name and Address of Agent for Service)
                    ---------------------------------------

                                   COPY TO:
                            Audrey C. Talley, Esq.
                          Drinker Biddle & Reath LLP
                      Philadelphia National Bank Building
                             1345 Chestnut Street
                         Philadelphia, PA  19107-3469

It is proposed that this filing become effective (check appropriate box):
     [ ]    Immediately upon filing pursuant to Paragraph (b)
     [ ]    on (date) pursuant to Paragraph (b)
     [ ]    60 days after filing pursuant to paragraph (a) (1)
     [ ]    on (date) pursuant to paragraph (a) (1)
     [X]    75 days after filing pursuant to Paragraph (a) (2)
     [ ]    on (date) pursuant to Paragraph (a) (2) of Rule 485

If appropriate, check the following box:

     [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                    PART A
                                UAM FUNDS TRUST


The prospectus for Provident Focus Portfolio is included in this Post-Effective Amendment No. 37.

The Institutional Class and Institutional Service Class prospectuses for Dwight Interest Income Portfolio are contained in this Post-Effective Amendment No. 36 to this Registration Statement, filed on October 15, 1999.

The prospectuses for the following portfolios are contained in Post-Effective Amendment No. 35 to this Registration Statement, filed on August 9, 1999:

 .    BHM&S Total Return Bond Portfolio Institutional Class Shares
 .    BHM&S Total Return Bond Portfolio Institutional Service Class Shares
 .    Cambiar Opportunity Portfolio
 .    Chicago Asset Management Intermediate Bond Portfolio
 .    Chicago Asset Management Value/Contrarian Portfolio
 .    Clipper Focus Portfolio
 .    Hanson Equity Portfolio
 .    Jacobs International Octagon Portfolio
 .    MJI International Equity Portfolio Institutional Class Shares
 .    MJI International Equity Portfolio Institutional Service Class Shares
 .    Pell Rudman Mid-Cap Growth Portfolio
 .    TJ Core Equity Portfolio

The Institutional Class and Institutional Service Class prospectuses for FPA Crescent Portfolio are contained in this Post-Effective Amendment No. 34 to this Registration Statement, filed on July 28, 1999.

The Advisor Class and Institutional Class prospectuses for Heitman Real Estate Portfolio are contained in Post-Effective Amendment No. 30 to this Registration Statement, filed on April 22, 1999.

The Institutional Class and Institutional Service Class prospectuses for Dwight Capital Preservation Portfolio are contained in Post-Effective Amendment No. 29 to this Registration Statement, filed on April 12, 1999.

                                         UAM Funds
                                         Funds for the Informed Investor/(sm)/



Provident Focus Portfolio
Institutional Class Prospectus


UAM

  The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.


Table Of Contents
Portfolio Summary................................................   3

 What are the Investment Objectives of the Portfolio?............   3
 What are the Principal Investment Strategies of the Portfolio?..   3
 What are the Principal Risks of the Portfolio?..................   3
 What are the Fees and Expenses of the Portfolio?................   5

Investing with the UAM Funds.....................................   6

 Buying Shares...................................................   6
 Redeeming Shares................................................   7

Account Policies.................................................  10

 Small Accounts..................................................  10
 Distributions...................................................  10
 Federal Taxes...................................................  10

Portfolio Details................................................  12

 Principal Investments And Risks Of The Portfolio................  12
 Other Investment Practices and Strategies.......................  13
 Portfolio Turnover..............................................  14
 Year 2000.......................................................  14
 Investment Management...........................................  15
 Shareholder Servicing Arrangements..............................  16

Portfolio Summary
WHAT ARE THE INVESTMENT OBJECTIVES OF THE PORTFOLIO?
--------------------------------------------------------------------------------

     The portfolio seeks long-term growth of capital. The portfolio cannot guarantee it will meet its investment objective. The portfolio may change its investment objective without shareholder approval.

     WHAT ARE THE PRINCIPAL INVESTMENT STRATEGIES OF THE PORTFOLIO?
--------------------------------------------------------------------------------

     This section summarizes the principal investment strategies of the portfolio. For more information see "PRINCIPAL INVESTMENTS AND RISKS OF THE PORTFOLIO."

     Normally, the portfolio invests in approximately 20-30 stocks selected primarily from the stocks contained within the S&P/BARRA Growth and Russell 1000 Growth Indices, with an emphasis on companies with market capitalizations of $5 billion or greater.

     The adviser seeks to invest in companies that have at least one or more catalysts for growth, significant management ownership of stock, strong management goals, plans and controls, leading proprietary positions in given market niches and superior financial track records. The adviser then focuses the assets of the portfolio on its best investment ideas.

WHAT ARE THE PRINCIPAL RISKS OF THE PORTFOLIO?
--------------------------------------------------------------------------------

     This section summarizes the principal risks associated with investing in the portfolio. For more information see "PRINCIPAL INVESTMENTS AND RISKS OF THE PORTFOLIO."

Risks Common to All Mutual Funds

     As with all mutual funds, at any time, your investment in the portfolio may be worth more or less than the price that you originally paid for it. You may lose money by investing in the portfolio because:

     . The value of the securities it owns changes, sometimes rapidly and unpredictably.

     . The portfolio is not successful in reaching its goal because of its strategy or because it did not implement its strategy properly.

     . Unforeseen occurrences in the securities markets negatively affect the portfolio.

Provident Focus Portfolio

     The portfolio's main risks are those associated with being a non-diversified mutual fund that invests principally in equity securities using a growth-oriented approach.

     Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors affecting the securities markets generally, an entire industry or sector or a particular company.

     Growth funds may not perform as well as other types of mutual funds when growth investing is out of favor. The values of growth stocks may be more sensitive to changes in current or expected earnings than the values of other stocks.

     Diversifying a mutual fund's investment can reduce the risks of investing by limiting the amount of money it invests in any one issuer or, on a broader scale, in any one industry. Since the portfolio is not diversified, it may invest a greater percentage of its assets in a particular issuer than a diversified fund. Therefore, being non-diversified may cause the value of its shares to be more sensitive to changes in the market value of a single issuer or industry relative to diversified mutual funds.

WHAT ARE THE FEES AND EXPENSES OF THE PORTFOLIO?
--------------------------------------------------------------------------------

Annual Portfolio Operating Expenses (Expenses That Are Deducted From the Assets of the Portfolio)

     This table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio.

                                   Provident Focus Portfolio
--------------------------------------------------------------------------------
Management Fee                               0.90%
--------------------------------------------------------------------------------
Other Expenses                               0.87%
--------------------------------------------------------------------------------
Total Expenses*                              1.77%


* Expected Fees and Expenses The portfolio expects that the ratios stated in the table above will be higher than the expenses you will actually pay. Due to certain expense limits by the adviser and expense offsets, you are expected to pay the total operating expenses listed in the table below during the portfolio's first fiscal year. The adviser may cancel its expense limitation at any time.

                                   Provident Focus Portfolio
   ----------------------------------------------------------------------------
   Expected Total Expenses                  1.30%

  Example

    This example can help you to compare the cost of investing in this portfolio to the cost of investing in other mutual funds. The example assumes you invest $10,000 in the portfolio for the periods shown and then redeem all of your shares at the end of those periods. The example also assumes that you earned a 5% return on your investment each year and that you paid the total expenses stated above (which do not reflect any expense limitations) throughout the period of your investment. Although your actual costs may be higher or lower, based on these assumptions your costs would be.


                                        1 Year                     3 Years
    ----------------------------------------------------------------------------
    Provident Focus Portfolio            $180                        $557

Investing with the UAM Funds

BUYING SHARES
-------------------------------------------------------------------

                      To open an account     To buy more shares
     ---------------------------------------------------------------
     By Mail          Send a check or        Send a check and, if
                      money order and        possible, the "Invest
                      your account           by Mail" stub that
                      application to the     accompanied your
                      UAM Funds. Make        statement to the UAM
                      checks payable to      Funds. Be sure your
                      "UAM Funds" (the       check identifies
                      UAM Funds will not     clearly your name,
                      accept third-party     account number and the
                      checks).               UAM Fund into which you
                                             want to invest.
     ----------------------------------------------------------------

     By Wire          Call 1-877-826-5465    Call 1-877-826-5465 to
                      for an account         get a wire control
                      number and wire your   number and send your
                      control number. Send   money to the UAM Funds
                      your completed         as follows:
                      account application
                      to the UAM Funds.
                      Wire your money to
                      the UAM Funds as
                      follows:

                             Wiring Instructions
                             -------------------
                             United Missouri Bank
                             ABA # 101000695
                                 UAM Funds
                            DDA Acct. # 9870964163
                      Ref: portfolio name/account number/
                        account name/wire control number
     -----------------------------------------------------------------
     By Automatic     You may not open       To set up a plan, mail
     Investment       an account via ACH.    a completed application
     Plan (Via                               to the UAM Funds. To
     ACH)                                    cancel or change a
                                             plan, write to the UAM
                                             Funds. Allow up to 15
                                             days to create the plan
                                             and 3 days to cancel or
                                             change it.
------------------------------------------------------------------
Minimum         $2,500 -- regular            $100
Investments               accounts
                $500 -- IRAs
                $250 -- spousal
                        IRAs

                                   UAM Funds
                                 PO Box 419081
                          Kansas City, MO  64141-6081
                     (Toll free) 1-877-UAM-LINK (826-5465)
                                  www.uam.com

REDEEMING SHARES
--------------------------------------------------------------------------
     By Mail             Send a letter signed by all registered
                         parties on the account to the UAM Funds
                         specifying:

                         .   The UAM Fund.

                         .   The account number.

                         . The dollar amount or number of shares you wish to redeem.

                         Certain shareholders may need to include additional documents to redeem shares.

                         Please see the Statement of Additional
                         Information (SAI) if you need more information.
--------------------------------------------------------------------------
     By Telephone        You must first establish the telephone
                         redemption privilege (and, if desired,
                         the wire redemption privilege) by
                         completing the appropriate sections of
                         the account application.

                         Call 1-877-826-5465 to redeem your
                         shares.  Based on your instructions, the
                         UAM Funds will mail your proceeds to you
                         or wire them to your bank.
--------------------------------------------------------------------------
     By                  If your account balance is at least
     Systematic          $10,000, you may transfer as little as
     Withdrawal          $100 per month from your UAM Funds
                         account to your financial institution.
     Plan (Via
     ACH)                To participate in this service, you must
                         complete the appropriate sections of the account application and mail it to the UAM Funds.


Calculating Your Share Price

     You may buy, sell or exchange shares of a UAM Fund at a price equal to its net asset value per share (NAV) next computed after it receives and accepts your order. NAVs are calculated as of the close of trading on the New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern Time) on each day the NYSE is open. Therefore, to receive the NAV on any given day, the UAM Funds must accept your order before the close of trading on the NYSE that day. Otherwise, you will receive the NAV that is calculated on the close of trading at the following business day. The UAM Funds are open for business on the same days as the NYSE, which is closed on weekends and certain holidays.

     The UAM Funds calculate their NAVs by adding the total value of their assets, subtracting their liabilities and then dividing the result by the number of shares outstanding. The UAM Funds use market prices to value their investments. Investments that do not have readily available market prices are valued at fair value, according to guidelines established by the UAM Funds.

     The UAM Funds may also value securities at fair value when events occur that make established valuation methods (such as stock exchange closing prices) unreliable. The UAM Funds value debt securities that are purchased with remaining maturities of 60 days or less at amortized cost, which approximates market value. The UAM Funds may use a pricing service to value some of their assets, such as debt securities or foreign securities.

Buying or Selling Shares through a Financial Intermediary

     You may buy or sell shares of the UAM Funds through a financial intermediary (such as a financial planner or adviser). Generally, to buy or sell shares at the NAV of any given day your financial intermediary must receive your order before the close of trading on the NYSE that day. Your financial intermediary is responsible for transmitting all purchase and redemption requests, investment information, documentation and money to the UAM Funds on time.

     Certain financial intermediaries have agreements with the UAM Funds that allow them to enter confirmed purchase or redemption orders on behalf of clients and customers. Under this arrangement, the financial intermediary must send your payment to the UAM Funds by the time they price their shares on the following business day. If your financial intermediary fails to do so, it may be responsible for any resulting fees or losses.

In-Kind Transactions

     Under certain conditions and at the UAM Funds' discretion, you may pay for shares with securities instead of cash. In addition, the UAM Funds may pay all or part of your redemption proceeds with securities instead of cash.

Payment of Redemption Proceeds

     The UAM Funds will pay for all shares redeemed within seven days after they receive a redemption request in proper order. If you redeem shares that were purchased by check, you will not receive your redemption proceeds until the check has cleared, which may take up to 15 days from the purchase date. You may avoid these delays by paying for shares with a certified check, bank check or money order.

Signature Guarantee

     You must have your signature guaranteed when (1) you want the proceeds from your redemption sent to a person or address different from that registered on the account, or (2) you request a transfer of your shares.

     You may obtain a signature guarantee from most banks, savings institutions, securities dealers, national securities exchanges, registered securities associations, clearing agencies and other guarantor institutions. A notary public cannot guarantee a signature.

Telephone Transactions

     The UAM Funds will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The UAM Funds will not be responsible for any loss, liability, cost or expense for following instructions received by telephone that it reasonably believes to be genuine.

Rights Reserved by the UAM Funds

     Purchases

     At any time and without notice, the UAM Funds may:

     .    Stop offering shares.

     .    Reject any purchase order.

     . Bar an investor engaged in a pattern of excessive trading from buying shares. (Excessive trading can hurt performance by disrupting management and by increasing expenses.)

     Redemptions

     At any time, the UAM Funds may change or eliminate any of the redemption methods described above, except redemption by mail. The UAM Funds may suspend your right to redeem if:

     .    Trading on the NYSE is restricted.

     .    The SEC allows the UAM Funds to delay redemptions.

     Exchanges

     The UAM Funds may:

     . Modify or cancel the exchange program at any time on 60 days' written notice to shareholders.

     .    Reject any request for an exchange.

     . Limit or cancel a shareholder's exchange privilege, especially when an investor is engaged in a pattern of excessive trading.

Account Policies

SMALL ACCOUNTS
-------------------------------------------------------------------------------
     The UAM Funds may redeem your shares without your permission if the value of your account falls below 50% of the required minimum initial investment. This provision does not apply:


     .    To retirement accounts and certain other accounts.

     . When the value of your account falls below the required minimum because of market fluctuations.

     The UAM Funds will notify you before liquidating your account and allow you 60 days to increase the value of your account.


DISTRIBUTIONS
-------------------------------------------------------------------------------
     Normally, the portfolio distributes its net investment income and net capital gains once a year. The UAM Funds will automatically reinvest dividends and distributions in additional shares of the portfolio, unless you elect on your account application to receive them in cash.

FEDERAL TAXES
-------------------------------------------------------------------------------
     The following is a summary of the federal income tax consequences of investing in the portfolio. You may also have to pay state and local taxes on your investment. You should always consult your tax advisor for specific guidance regarding the tax effect of your investment in the UAM Funds.

Taxes on Distributions

     The distributions of the portfolio will generally be taxable to shareholders as ordinary income or capital gains (which may be taxable at different rates depending on the length of time the portfolio held the relevant assets). You will be subject to income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. Once a year the UAM Funds will send you a statement showing the types and total amount of distributions you received during the previous year.

     You should note that if you purchase shares just before a distribution, the purchase price would reflect the amount of the upcoming distribution. In this case, you would be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of your investment. This is known as "buying into a dividend" and should be avoided. Call 1-877-826-5465 to find out when the portfolio expects to make a distribution to shareholders.

Taxes on Exchanges and Redemptions

     When you exchange or redeem shares in any UAM Fund, you may recognize a capital gain or loss for federal tax purposes. This gain or loss will be based on the difference between the cost of your shares (tax basis) and the amount you receive for them. To aid in computing your tax basis, you should keep your account statements for the periods during which you held shares.

     The one major exception to these tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable, but they may be taxable in the future.

Backup Withholding

     By law, the UAM Funds must withhold 31% of your distributions and proceeds if you have not provided complete, correct taxpayer information.

Portfolio Details

PRINCIPAL INVESTMENTS AND RISKS OF THE PORTFOLIO
-------------------------------------------------------------------------------
     This section briefly describes the principal investment strategies the portfolio may employ in seeking its objectives. For more information concerning these investment strategies and their associated risks, please read the "PORTFOLIO SUMMARY" and the SAI.

In What Types of Securities does the Portfolio Invest?

     Normally, the portfolio invests in approximately 20-30 stocks selected primarily from the stocks contained within the S&P/BARRA Growth and Russell 1000 Growth Indices, with an emphasis on companies with market capitalizations of $5 billion or greater at the time of purchase. The portfolio may also invest in companies contained within the corresponding value-oriented indices that meet the adviser's requirements for earnings growth and market capitalization.

How Does the Adviser Select Securities for the Portfolio?

    The adviser begins the investment process by applying its desired earnings and financial characteristics to a universe of over 9,000 companies to develop a watch list of approximately 300 names. The adviser narrows the list of potential investments by screening for companies that:

     .    Meet its market capitalization requirements;

     .    Meet its revenue and earnings growth expectations; and

     .    Possess superior financial characteristics.

     Through further research employing technical and fundamental screens, company contact and communication with other research firms, the adviser develops a buy list of no more than 60 stocks. Using a "bottom-up" security selection process (i.e., focusing on individual stocks rather than industries or sectors) the adviser searches for companies:

     . Possessing at least one catalyst for growth, such as new products, exploiting demographic trends, proprietary products, gaining market share and/or a changing cost structure in order to attain or maintain very strong earnings per share growth;

     .    Where management owns a significant portion of the company's stock;

     . Having strong management goals and growth plans supported by stringent controls and a commitment to enhancing shareholder value; and

     . With a valid track record - of at least three to five years - of superior revenue and earnings growth, strong pretax margins, low levels of debt, exceptional profitability, market share, high return on equity, high reinvestment rates, and attractive valuations relative to their industry, earnings growth and the market in general.

     The adviser then focuses the assets of the portfolio on its best investment ideas. The adviser considers selling a stock when:

     . The stock reaches its target price, which is set by the adviser based on an analysis of relative price/earnings ratios;

     . The stock's price fails to meet the adviser's expectations or experiences a 15% or more decline from a recent high, or its purchase price;

     .    The adviser notices a fundamental change in the company's outlook; or

     .    The adviser identifies a more attractive alternative.

What are the Characteristics and Risks of the Securities in which the Portfolio Invests?

     Equity Securities

     Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in case of the bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, convertible securities, rights and warrants.

     Equity securities may lose value because of factors affecting the securities markets generally, such as adverse changes in economic conditions, the general outlook for corporate earnings, interest rates or investor sentiment. These circumstances may lead to long periods of poor performance, such as during a "bear market." Equity securities may also lose value because of factors affecting an entire industry or sector, such as increases in production costs, or factors directly related to a specific company, such as decisions made by its management.

     Growth stocks, which are stocks of companies that the adviser believes have earnings that will grow relatively rapidly, typically trade at higher multiples of current earnings than other stocks. Therefore, the values of growth stocks may be more sensitive to changes in current or expected earnings than the values of other stocks.

OTHER INVESTMENT PRACTICES AND STRATEGIES
-------------------------------------------------------------------------------
     In addition to its principal investment strategies, the portfolio may use the investment strategies described below. It may also employ investment practices that this prospectus does not describe, such as repurchase agreements, when-issued and forward commitment transactions, lending of securities, borrowing and other techniques. For information concerning these and other investment practices and their risks, you should read the SAI.

American Depositary Receipts (ADRs)

     The portfolio may invest up to 20% of its assets in ADRs. ADRs are certificates evidencing ownership of shares of a foreign issuer that are issued by depository banks and generally trade on an established market in the United States or elsewhere. Although they are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

     Foreign securities, especially those of companies in emerging markets, can be riskier and more volatile than domestic securities. Adverse political and economic developments or changes in the value of foreign currency can make it harder for a portfolio to sell its securities and could reduce the value of your shares. Changes in tax and accounting standards and difficulties obtaining information about foreign companies can negatively affect investment decisions.

     In January 1999, certain European nations began to use the new European common currency, called the Euro. The nations that use the Euro have the same monetary policy regardless of their domestic economy, which could have adverse effects on those economies. In addition, difficulties in converting to the Euro could negatively affect the investments of a portfolio.

Short-Term Investing

     At times, the adviser may decide to invest up to 100% of the portfolio's assets in a variety of high-quality, short-term debt securities, such as U.S. government securities. The adviser may invest in these types of securities for temporary defensive purposes, to earn a return on uninvested assets or to meet redemptions. The adviser may temporarily adopt a defensive position to reduce changes in the value of the shares of the portfolio that may result from adverse market, economic, political or other developments.

     When the adviser pursues a temporary defensive strategy, the portfolio may not profit from favorable developments that it would have otherwise profited from if it were pursuing its normal strategies. Likewise, these strategies may prevent the portfolio from achieving its stated objectives.

PORTFOLIO TURNOVER
-------------------------------------------------------------------------------
     The adviser does not expect the portfolio's, turnover rate (the rate at which it buys and sells securities) to exceed 100%. However, the adviser does not consider portfolio turnover when determining whether to buy or sell securities. High portfolio turnover (100% or more) often involves higher expenses, including brokerage commissions, and may increase the amount of capital gains, particularly short-term gains realized by the portfolio. Shareholders must pay tax on such capital gains.

YEAR 2000
-------------------------------------------------------------------------------
     Many computer programs in use today cannot distinguish the year 2000 from the year 1900 because of the way they encode and calculate dates. Consequently, these programs may not be able to perform necessary functions and could disrupt the operations of the UAM Funds or financial markets in general. The year 2000 issue affects all companies and organizations, including those that provide services to the UAM Funds and those in which the UAM Funds invest.

     The UAM Funds and their advisers, administrator, distributor and transfer agent are taking steps they believe are reasonably necessary to address any portfolio-related year 2000-related computer problems. They are actively working on necessary changes to their own computer systems to prepare for the year 2000 and expect that their systems will be adapted before that date. They are also requesting information on each service provider's state of readiness and contingency plan. However, at this time the degree to which the year 2000 issue will affect the UAM Funds' investments or operations cannot be predicted. Any negative consequences could adversely affect your investment in the UAM Funds.

INVESTMENT MANAGEMENT
-------------------------------------------------------------------------------
Investment Adviser

     Provident Investment Counsel (PIC), located at 300 North Lake Avenue, Pasadena, California 91101, is the investment adviser to the portfolio. The adviser manages and supervises the investment of the portfolio's assets on a discretionary basis. The adviser, an affiliate of United Asset Management Corporation, has provided investment management services to a variety of investors since 1951.

     The portfolio has agreed to pay the adviser a management fee equal to 0.90% of the portfolio's average net assets. In addition, the adviser has voluntarily agreed to limit the total expenses of the portfolio to 1.90% of the portfolio's average net assets. To maintain this expense limit, the adviser may waive a portion of its management fee and/or reimburse certain expenses of the portfolio. The adviser intends to continue its expense limitation until further notice.

Portfolio Managers

     A team of investment professionals of the adviser is primarily responsible for the day-to-day management of the portfolio.

Adviser's Historical Performance

     The adviser manages separate accounts that have the same investment objectives as the portfolio. The adviser manages these accounts using techniques and strategies substantially similar, though not always identical, to those used to manage the portfolio. A composite of the performance of these separate accounts is listed below. The performance data for the managed accounts does not reflect deductions for fees and expenses. All fees and expenses of the separate accounts were less than the operating expenses of the portfolio. If the performance of the managed accounts was adjusted to reflect the fees and expenses of the portfolio, the composite's performance would have been lower.

     The adviser calculated its performance using the standards of the Association for Investment Management and Research. Had the adviser calculated its performance using the SEC's methods, it results might have differed.

     The separately managed accounts are not subject to investment limitations, diversification requirements, and other restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code. If they were, their returns might have been lower. The performance of these separate accounts is not intended to predict or suggest the performance of the portfolio.


                                         PIC Concentrated       S&P 500
                                      Growth Equity Composite    Index
                                      -----------------------   -------
Returns for periods ended 9/30/99
--------------------------------------------------------------------------------
Current Quarter                               -6.44%             -6.17%
--------------------------------------------------------------------------------
Year to Date                                   4.02%              5.29%
--------------------------------------------------------------------------------
1-Year                                        34.00%             27.73%
--------------------------------------------------------------------------------
3-Years                                       29.21%             25.17%
--------------------------------------------------------------------------------
Since Inception (1/1/96) (annualized)         30.63%             23.82%
--------------------------------------------------------------------------------

     * During the period shown (1/1/96 - 9/30/99), the adviser's average annual fee was 0.837%. The adviser's composite has not been audited.

SHAREHOLDER SERVICING ARRANGEMENTS
-------------------------------------------------------------------------------
     Broker, dealers, banks, trust companies and other financial representatives may receive compensation from the UAM Funds or their service providers for providing a variety of services. This section briefly describes how the financial representatives may get paid

     For providing certain services to their clients, financial representatives may be paid a fee based on the assets of the UAM Funds that are attributable to the financial representative. These services may include record keeping, transaction processing for shareholders' accounts and certain shareholder services not currently offered to shareholders that deal directly with the UAM Funds. In addition, your financial representatives may charge you other account fees for buying or redeeming shares of the UAM Funds or for servicing your account. Your financial representative should provide you with a schedule of its fees and services.

     The UAM Funds may pay all or part of the fees paid to financial representatives. Periodically, the board of the UAM Funds reviews these arrangements to ensure that the fees paid are appropriate to the services performed. The UAM Funds do not pay these service fees on shares purchased directly. In addition, the adviser and its affiliates may, at their own expense, pay financial representatives for these services.

     The adviser and its affiliates may, at their own expense, pay financial representatives for distribution and marketing services performed with respect to the UAM Funds.

     The adviser may pay its affiliated companies distribution and marketing services performed with respect to the UAM Funds.

Portfolio Codes

     The reference information below will be helpful to you when you contact the UAM Funds to purchase or exchange shares, check daily NAVs or get additional information.


             CUSIP Number                        Portfolio Number
     --------------------------------------------------------------------------

Provident Focus Portfolio

     For investors who want more information about the portfolio, the following documents are available upon request.

Annual/Semi-Annual Reports

     The annual/semi-annual report of the portfolio provides additional information about the portfolio's investments. In the annual report, you will also find a discussion of the market conditions and investment strategies that significantly affected the performance of the portfolio during the last fiscal year. The portfolio expects to mail its first shareholder report in June 2000.

Statement of Additional Information

     The SAI contains additional detailed information about the portfolio and is incorporated by reference into (legally part of) this prospectus. Investors can receive free copies of these materials, request other information about the UAM Funds and make shareholder inquiries by writing to or calling:

                                   UAM Funds
                                 PO Box 419081
                          Kansas City, MO  64141-6081
                     (Toll free) 1-877-UAM-LINK (826-5465)
                                  www.uam.com
                                  -----------

     For a fee, you can get the reports of the portfolio and SAI by writing to the SEC's Public Reference Section, Washington, D.C. 20459-6009, or by calling the SEC at 1-800-SEC-0330. You can get copies of this information for free on the SEC's Internet site at http://www.sec.gov.

     The portfolio's Investment Company Act of 1940 file number is 811-8544.

                                    PART B
                                UAM FUNDS TRUST

The statement of additional information for Provident Focus Portfolio is included in this Post-Effective Amendment No. 37.

The statement of additional information for Dwight Interest Income Portfolio is contained in this Post-Effective Amendment No. 36 to this Registration Statement, filed on October 15, 1999.

The statements of additional information for the following portfolios are contained in Post-Effective Amendment No. 35 to this Registration Statement, filed on August 9, 1999:

 .    BHM&S Total Return Bond Portfolio
 .    Cambiar Opportunity Portfolio
 .    Chicago Asset Management Intermediate Bond Portfolio
 .    Chicago Asset Management Value/Contrarian Portfolio
 .    Clipper Focus Portfolio
 .    Hanson Equity Portfolio
 .    Jacobs International Octagon Portfolio
 .    MJI International Equity Portfolio
 .    Pell Rudman Mid-Cap Growth Portfolio
 .    TJ Core Equity Portfolio

The statement of additional information for FPA Crescent Portfolio is contained in this Post-Effective Amendment No. 34 to this Registration Statement, filed on July 28, 1999.

The statement of additional information for Heitman Real Estate Portfolio is contained in Post-Effective Amendment No. 30 to this Registration Statement, filed on April 22, 1999.

The statement of additional information for Dwight Capital Preservation Portfolio are contained in Post-Effective Amendment No. 29 to this Registration Statement, filed on April 12, 1999.

                                UAM Funds Trust
                                 PO Box 419081
                          Kansas City, MO  64141-6081
                     (Toll free) 1-877-UAM-LINK (826-5465)



                           Provident Focus Portfolio

                          Institutional Class Shares



                      Statement of Additional Information
                               __________, _____



This statement of additional information is not a prospectus. However, you should read it in conjunction with the prospectuses of the portfolio dated _________, ____, as supplemented from time to time. You may obtain the fund's prospectuses by contacting the fund at the address listed above.


Table Of Contents
  I: Portfolio Summary                                                       I-1
     Provident Focus Portfolio............................................   I-2
       What Investment Strategies May The Portfolio Use?..................   I-2
       What Are The Investment Policies Of The Portfolio?.................   I-2
       Who Is The Investment Adviser Of The Portfolio?....................   I-3
       How Much Does The Portfolio Pay For Administrative Services?.......   I-3
  II: The UAM Funds in Detail                                               II-1
     Description of Permitted Investments.................................  II-2
       Debt Securities....................................................  II-2
       Equity Securities..................................................  II-8
       Foreign Securities................................................. II-10
       Investment Companies............................................... II-14
       Repurchase Agreements.............................................. II-14
       Restricted Securities.............................................. II-14
       Securities Lending................................................. II-15
       When-Issued, Forward Commitment and Delayed Delivery Transactions.. II-15
     Management Of The Fund............................................... II-16
     Investment Advisory and Other Services............................... II-17
       Investment Adviser................................................. II-17
       Distributor........................................................ II-19
       Shareholder Servicing Arrangements................................. II-19
       Administrative Services............................................ II-19
       Administrator...................................................... II-19
       Administration and Transfer Agency Services Fees................... II-20
       Custodian.......................................................... II-20
       Independent Public Accountant...................................... II-20
     Brokerage Allocation and Other Practices............................. II-21
       Selection of Brokers............................................... II-21
       Simultaneous Transactions.......................................... II-21
       Brokerage Commissions.............................................. II-21
     Capital Stock and Other Securities................................... II-22
       The Fund........................................................... II-22
       Description Of Shares And Voting Rights............................ II-22
       Dividends and Capital Gains Distributions.......................... II-23
     Purchase, Redemption and Pricing of Shares........................... II-23
       Net Asset Value Per Share.......................................... II-23
       Purchase of Shares................................................. II-24
       Redemption of Shares............................................... II-25
       Exchange Privilege................................................. II-27
       Transfer Of Shares................................................. II-27
     Performance Calculations............................................. II-27
       Total Return....................................................... II-27
       Yield.............................................................. II-28
       Comparisons........................................................ II-28
 III: Glossary                                                             III-1
 IV: Appendix A --  Description of Securities and Ratings                   IV-1
    Moody's Investors Service, Inc.......................................   IV-2
       Preferred Stock Ratings............................................  IV-2
       Debt Ratings - Taxable Debt & Deposits Globally....................  IV-2
       Short-Term Prime Rating System - Taxable Debt & Deposits Globally..  IV-3
     Standard & Poor's Ratings Services...................................  IV-4
       Preferred Stock Ratings............................................  IV-4
       Long-Term Issue Credit Ratings.....................................  IV-4

      Short-Term Issue Credit Ratings....................................  IV-5
    Duff & Phelps Credit Rating Co.......................................  IV-6
      Long-Term Debt and Preferred Stock.................................  IV-6
      Short-Term Debt....................................................  IV-6
    Fitch IBCA Ratings...................................................  IV-7
      International Long-Term Credit Ratings.............................  IV-7
V:  Appendix B - Comparisons                                                V-1

                          I:  Portfolio Summary

                                      1-1

Provident Focus Portfolio

WHAT INVESTMENT STRATEGIES MAY THE PORTFOLIO USE?
-------------------------------------------------------------------------------

  The portfolio may use the securities and investment strategies listed below in seeking its objective. This SAI describes each of these investments/strategies and their risks in Part II under "Description of Permitted Investments." The investments that are italicized are principal strategies and you can find more information on these techniques in the prospectus of the portfolio. You can find more information concerning the ability of the portfolio to use these investments in "What Are the Investment Policies of the Portfolio?"

  .  Equity securities.

  .  American Depositary Receipts

  .  Investment company securities.

  .  Repurchase agreements.

  .  Restricted securities.

  .  Securities lending.

  .  When-issued securities.


WHAT ARE THE INVESTMENT POLICIES OF THE PORTFOLIO?
--------------------------------------------------------------------------------

  The portfolio will determine percentages (with the exception of a limitation relating to borrowing) immediately after and as a result of the portfolio's acquisition of such security or other asset. Accordingly, the portfolio will not consider changes in values, net assets or other circumstances when determining whether the investment complies with its investment limitations.

Fundamental Policies

  The following investment limitations are fundamental, which means the portfolio cannot change them without approval by the vote of a majority of the outstanding voting securities of the portfolio, as defined by the 1940 Act. The portfolio will not:

  . Make any investment that is inconsistent with its classification as a non-diversified investment management company under the 1940 Act.

  . Concentrate its investments in securities of issuers primarily engaged in any particular industry (other securities issued or guaranteed by the United States government or its agencies or instrumentalities or when the portfolio adopts a temporary defensive position).

  .  Issue senior securities, except as permitted by the 1940 Act.

  .  Invest in physical commodities or contracts on physical commodities.

  . Purchase or sell real estate or real estate limited partnerships, although it may purchase and sell securities of companies which deal in real estate and may purchase and sell securities which are secured by interests in real estate.

  . Make loans except (i) by that the acquisition of investment securities or other investment instruments in accordance with the portfolio's prospectus and statement of additional information shall not be deemed to be the making of a loan; and (ii) that the portfolio may lend

                                      1-2
     its portfolio securities in accordance with applicable law and the guidelines set forth in the portfolio's prospectus and statement of additional information, as they may be amended from time to time.

  .  Underwrite the securities of other issuers.

  . Borrow money, except to the extent permitted by applicable law and the guidelines set forth in the portfolio's prospectus and statement of additional information, as they may be amended from time to time.

Non-Fundamental Policies

  The following limitations are non-fundamental, which means the portfolio may change them without shareholder approval. The portfolio will not:

  . Purchase on margin or sell short except that the portfolio may purchase futures as described in the prospectus and this SAI.

  . Invest more than 10% of its total assets in the securities of other investment companies.

  . Invest more than 5% of its total assets in the securities of any one-investment company.

  . Acquire more than 3% of the voting securities of any other investment company.

  . Invest more than an aggregate of 15% of its net assets in securities that are subject to legal or contractual restrictions on resale (restricted securities) or securities for which there are no readily available markets (illiquid securities).

   Borrowing

   The portfolio may borrow from banks and enter into reverse repurchase agreements in an amount up to 33 1/3% of its total assets, taken at market value. The portfolio may also borrow an additional 5% of its total assets from banks or others for temporary or emergency purposes, such as the redemption of portfolio shares. The portfolio may purchase additional securities so long as borrowings do not exceed 5% of its total assets. The portfolio may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities. The portfolio may purchase securities on margin and engage in short sales to the extent permitted by applicable law.

WHO IS THE INVESTMENT ADVISER OF THE PORTFOLIO?
--------------------------------------------------------------------------------

   Provident Investment Counsel is the portfolio's investment adviser. For its services, the portfolio pays its adviser a fee equal to 0.90% of the portfolio's average daily net assets.

   Due to the effect of fee waivers by the adviser, the actual percentage of average net assets that the portfolio pays in any given year may be different from the rate set forth in its contract with the adviser. For more information concerning the adviser, see "Investment Advisory and Other Services" in Part II of this SAI.

HOW MUCH DOES THE PORTFOLIO PAY FOR ADMINISTRATIVE SERVICES?
--------------------------------------------------------------------------------
   In exchange for administrative services, the portfolio pays a fee to UAMFSI calculated at the annual rate of:

  .  $19,500 for the first operational class; plus

  .  $3,750 for each additional class; plus

  .  0.04% of the aggregate net assets of the portfolio.


                                      1-3

  The portfolio also pays a fee to UAMFSI for sub-administration and other services provided by SEI. The fee, which UAMFSI pays to SEI, is calculated at the annual rate of:

  .  $35,500 for the first operational class; plus

  .  $5,000 for each additional operational class; plus

  . 0.030% of their pro rata share of the combined assets of the UAM Funds Complex.

                                      1-4

                       II: The UAM Funds in Detail

Description of Permitted Investments

DEBT SECURITIES
--------------------------------------------------------------------------------

  Corporations and governments use debt securities to borrow money from investors. Most debt securities promise a variable or fixed rate of return and repayment of the amount borrowed at maturity. Some debt securities, such as zero-coupon bonds, do not pay current interest and are purchased at a discount from their face value. Debt securities may include, among other things, all types of bills, notes, bonds, mortgage-backed securities or asset-backed securities.

Types of Debt Securities

  U.S. Government Securities

  U.S. government securities are securities that the United States Treasury has issued (treasury securities) and securities that a federal agency or a government-sponsored entity has issued (agency securities). Treasury securities include treasury notes, which have initial maturities of one to ten years and treasury bonds, which have initial maturities of at least ten years and certain types of mortgage-backed securities that are described under "Mortgage-Backed and Other Asset-Backed Securities." This SAI discusses mortgage-backed treasury and agency securities in detail in the section called "Mortgage-Backed and Other Asset-Backed Securities."

  The full faith and credit of the U.S. government supports treasury securities. Unlike treasury securities, the full faith and credit of the United States government generally do not back agency securities. Agency securities are typically supported in one of three ways:

  .  by the right of the issuer to borrow from the United States Treasury;

  . by the discretionary authority of the United States government to buy the obligations of the agency; or

  .  by the credit of the sponsoring agency.

  While U.S. government securities are guaranteed as to principal and interest, their market value is not guaranteed. U.S. government securities are subject to the same interest rate and credit risks as other fixed income securities. However, since U.S. government securities are of the highest quality, the credit risk is minimal. The U.S. government does not guarantee the net asset value of the assets of the portfolio.

  Corporate Bonds

  Corporations issue bonds and notes to raise money for working capital or for capital expenditures such as plant construction, equipment purchases and expansion. In return for the money loaned to the corporation by investors, the corporation promises to pay investors interest, and repay the principal amount of the bond or note.

  Mortgage-Backed Securities

  Mortgage-backed securities are interests in pools of mortgage loans that various governmental, government-related and private organizations assemble as securities for sale to investors. Unlike most debt securities, which pay interest periodically and repay principal maturity specified call dates, mortgage-backed securities make monthly payments that consist of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Since homeowners usually have the option of paying either part or all of the loan balance before maturity, the effective maturity of a mortgage backed security is often shorter than is stated.

  Governmental entities, private insurers and the mortgage poolers may insure or guaranty the timely payment of interest and principal of these pools through various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The adviser will consider such insurance and guarantees and the creditworthiness of the issuers thereof in determining whether a mortgage-related security meets its investment quality standards. It is possible that the private insurers or guarantors will not meet their obligations under the insurance policies or guarantee arrangements.

  Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable.

  Government National Mortgage Association (GNMA)

  GNMA is the principal governmental guarantor of mortgage-related securities. GNMA is a wholly owned corporation of the U.S. government and it falls within the Department of Housing and Urban Development. Securities issued by GNMA are treasury securities, which means the faith and credit of the U.S. government backs them. GNMA guarantees the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of FHA-insured or VA-guaranteed mortgages. GNMA does not guarantee the market value or yield of mortgage-backed securities or the value of portfolio shares. To buy GNMA securities, the portfolio may have to pay a premium over the maturity value of the underlying mortgages, which the portfolio may lose if prepayment occurs.

  Federal National Mortgage Association (FNMA)

  FNMA is a government-sponsored corporation owned entirely by private stockholders. FNMA is regulated by the Secretary of Housing and Urban development. FNMA purchases conventional mortgages from a list of approved sellers and service providers, including state and federally-chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Securities issued by FNMA are agency securities, which means FNMA, but not the U.S. government, guarantees their timely payment of principal and interest.

  Federal Home Loan Mortgage Corporation (FHLMC)

  FHLMC is a corporate instrumentality of the U.S. government whose stock is owned by the twelve Federal Home Loan Banks. Congress created FHLMC in 1970 to increase the availability of mortgage credit for residential housing. FHLMC issues Participation Certificates (PCs) which represent interests in conventional mortgages from its national portfolio. Like FNMA, FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. government.

  Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers

  Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional mortgage loans. In addition to guaranteeing the mortgage-related security, such issuers may service and/or have originated the underlying mortgage loans. Pools created by these issuers generally offer a higher rate of interest than pools created by GNMA, FNMA & FHLMC because they are not guaranteed by a government agency.

  Risks of Mortgage-Backed Securities

  Yield characteristics of mortgage-backed securities differ from those of traditional debt securities in a variety of ways, the most significant differences are mortgage-backed securities:

  .  payments of interest and principal are more frequent (usually monthly);

  .  they usually have adjustable interest rates; and

  . they may pay off their entire principal substantially earlier than their final distribution dates so that the price of the security will generally decline when interest rates rise.

  In addition to risks associated with changes in interest rates described in "Factors Affecting the Value of Debt Securities," a variety of economic, geographic, social and other factors, such as the sale of the underlying property, refinancing or foreclosure, can cause investors to repay the loans underlying a mortgage-backed security sooner than expected. If the prepayment rates increase, the portfolio may have to reinvest its principal at a rate of interest that is lower than the rate on existing mortgage-backed securities.

  Other Asset-Backed Securities

  These securities are interests in pools of a broad range of assets other than mortgage, such as automobile loans, computer leases and credit card receivables. Like mortgage-backed securities, these securities are pass-through. In general, the collateral supporting these securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments with interest rate fluctuations.

  Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities may not have the benefit of any security interest in the related assets, which raises the possibility that recoveries on repossessed collateral may not be available to support payments on these securities. For example, credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which allow debtors to reduce their balances by offsetting certain amounts owed on the credit cards. Most issuers of asset-backed securities backed by automobile receivables permit the servicers of such receivables to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related asset-backed securities. Due to the quantity of vehicles involved and requirements under state laws, asset-backed securities backed by automobile receivables may not have a proper security interest in all of the obligations backing such receivables.

  To lessen the effect of failures by obligors on underlying assets to make payments, the entity administering the pool of assets may agree to ensure the receipt of payments on the underlying pool occurs in a timely fashion ("liquidity protection"). In addition, asset-backed securities may obtain insurance, such as guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, for some or all of the assets in the pool ("credit support"). Delinquency or loss more than that anticipated or failure of the credit support could adversely affect the return on an investment in such a security.

  The portfolio may also invest in residual interests in asset-backed securities, which is the excess cash flow remaining after making required payments on the securities and paying related administrative expenses. The amount of residual cash flow resulting from a particular issue of asset-backed securities depends in part on the characteristics of the underlying assets, the coupon rates on the securities, prevailing interest rates, the amount of administrative expenses and the actual prepayment experience on the underlying assets.

  Collateralized Mortgage Obligations (CMOs)

  CMOs are hybrids between mortgage-backed bonds and mortgage pass-through securities. Similar to a bond, CMOs usually pay interest and prepay principal semiannually. While whole mortgage loans may collateralize CMOs, portfolios of mortgage-backed securities guaranteed by GNMA, FHLMC, or FNMA and their income streams more typically collateralize them.

  A REMIC is a CMO that qualifies for special tax treatment under the Internal Revenue Code of 1986, as amended, and invests in certain mortgages primarily secured by interests in real property and other permitted investments.

  CMOs are structured into multiple classes, each bearing a different stated maturity. Each class of CMO or REMIC certificate, often referred to as a "tranche," is issued at a specific interest rate and must be fully retired by its final distribution date. Generally, all classes of CMOs or REMIC certificates pay or accrue interest monthly. Investing in the lowest tranche of CMOs and REMIC certificates involves risks similar to those associated with investing in equity securities.

  Short-Term Investments

  To earn a return on uninvested assets, meet anticipated redemptions, or for temporary defensive purposes, the portfolio may invest a portion of its assets in the short-term securities listed below, U.S. government securities and Investment-grade corporate debt securities. Unless otherwise specified, a short-term debt security has a maturity of one year or less.

  Bank Obligations

  The portfolio will only invest in a security issued by a commercial bank if the bank:

  . has total assets of at least $1 billion, or the equivalent in other currencies;

  .  is a U.S. bank and a member of the Federal Deposit Insurance Corporation;
     and

  . is a foreign branch of a U.S. bank and the adviser believes the security is of an investment quality comparable with other debt securities that the portfolio may purchase.

  Time Deposits

  Time deposits are non-negotiable deposits, such as savings accounts or certificates of deposit, held by a financial institution for a fixed term with the understanding that the depositor can withdraw its money only by giving notice to the institution. However, there may be early withdrawal penalties depending upon market conditions and the remaining maturity of the obligation. The portfolio may only purchase time deposits maturing from two business days through seven calendar days.

  Certificates of Deposit

  Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank or savings and loan association for a definite period of time and earning a specified return.

  Banker's Acceptance

  A banker's acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods).

  Commercial Paper

  Commercial paper is a short-term obligation with a maturity ranging from 1 to 270 days issued by banks, corporations and other borrowers. Such investments are unsecured and usually discounted. The portfolio may invest in commercial paper rated A-1 or A-2 by S&P or Prime-1 or Prime-2 by Moody's, or, if not rated, issued by a corporation having an outstanding unsecured debt issue rated A or better by Moody's or by S&P. See Appendix A for a description of commercial paper ratings.

  Yankee Bonds

  Yankee bonds are dollar-denominated bonds issued inside the United States by foreign entities. Investment in these securities involve certain risks which are not typically associated with investing in domestic securities. See "FOREIGN SECURITIES".

  Zero Coupon Bonds

  These securities make no periodic payments of interest, but instead are sold at a discount from their face value. When held to maturity, their entire income, which consists of accretion of discount, comes from the difference between the issue price and their value at maturity. The amount of the discount rate varies depending on factors including the time remaining until maturity, prevailing interest rates, the security's liquidity and the issuer's credit quality. The market value of zero coupon securities may exhibit greater price volatility than ordinary debt securities because a stripped security will have a longer duration than an ordinary debt security with the same maturity. The portfolio's investments in pay-in-kind, delayed and zero coupon bonds may require it to sell certain of its portfolio securities to generate sufficient cash to satisfy certain income distribution requirements.

  These securities may include treasury securities that have had their interest payments ("coupons") separated from the underlying principal ("corpus") by their holder, typically a custodian bank or investment brokerage firm. Once the holder of the security has stripped or separated corpus and coupons, it may sell each component separately. The principal or corpus is then sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest (cash) payments. Typically, the coupons are sold separately or grouped with other coupons with like maturity dates and sold bundled in such form. The underlying treasury security is held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are owned ostensibly by the bearer or holder thereof), in trust on behalf of the owners thereof. Purchasers of stripped obligations acquire, in effect, discount obligations that are economically identical to the zero coupon securities that the Treasury sells itself.

  The United States Treasury has facilitated transfers of ownership of zero coupon securities by accounting separately for the beneficial ownership of particular interest coupon and corpus payments on Treasury securities through the Federal Reserve book-entry record keeping system. Under a Federal Reserve program known as "STRIPS" or "Separate Trading of Registered Interest and Principal of Securities," the portfolio can record its beneficial ownership of the coupon or corpus directly in the book-entry record-keeping system.

  Terms to Understand

  Maturity

  Every debt security has a stated maturity date when the issuer must repay the amount it borrowed (principal) from investors. Some debt securities, however, are callable, meaning the issuer can repay the principal earlier, on or after specified dates (call dates). Debt securities are most likely to be called when interest rates are falling because the issuer can refinance at a lower rate, similar to a homeowner refinancing a mortgage. The effective maturity of a debt security is usually its nearest call date.

  The portfolio that invests in debt securities has no real maturity. Instead, it calculates its weighted average maturity. This number is an average of the stated maturity of each debt security held by the portfolio, with the maturity of each security weighted by the percentage of the assets of the portfolio it represents.

  Duration

  Duration is a calculation that seeks to measure the price sensitivity of a debt security, or the portfolio that invests in debt securities, to changes in interest rates. It measures sensitivity more accurately than maturity because it takes into account the time value of cash flows generated over the life of a debt security. Future interest payments and principal payments are discounted to reflect their present value and then are multiplied by the number of years they will be received to produce a value expressed in years -- the duration. Effective duration takes into account call features and sinking fund prepayments that may shorten the life of a debt security.

  An effective duration of 4 years, for example, would suggest that for each 1% reduction in interest rates at all maturity levels, the price of a security is estimated to increase by 4%. An increase in rates by the same magnitude is estimated to reduce the price of the security by 4%. By knowing the yield and the effective duration of a debt security, one can estimate total return based on an expectation of how much interest rates, in general, will change. While serving as a good estimator of prospective returns, effective duration is an imperfect measure.

Factors Affecting the Value of Debt Securities

  The total return of a debt instrument is composed of two elements: the percentage change in the security's price and interest income earned. The yield to maturity of a debt security estimates its total return only if the price of the debt security remains unchanged during the holding period and coupon interest is reinvested at the same yield to maturity. The total return of a debt instrument, therefore, will be determined not only by how much interest is earned, but also by how much the price of the security and interest rates change.

  Interest Rates

  The price of a debt security generally moves in the opposite direction from interest rates (i.e., if interest rates go up, the value of the bond will go down, and vice versa).

  Prepayment Risk

  This risk effects mainly mortgage-backed securities. Unlike other debt securities, falling interest rates can hurt mortgage-backed securities, which may cause your share price to fall. Lower rates motivate people to pay off mortgage-backed and asset-backed securities earlier than expected. The portfolio may then have to reinvest the proceeds from such prepayments at lower interest rates, which can reduce its yield. The unexpected timing of mortgage and asset-backed prepayments caused by the variations in interest rates may also shorten or lengthen the average maturity of the portfolio. If left unattended, drifts in the average maturity of the portfolio can have the unintended effect of increasing or reducing the effective duration of the portfolio, which may adversely affect the expected performance of the portfolio.

  Extension Risk

  The other side of prepayment risk occurs when interest rates are rising. Rising interest rates can cause the portfolio's average maturity to lengthen unexpectedly due to a drop in mortgage prepayments. This would increase the sensitivity of the portfolio to rising rates and its potential for price declines. Extending the average life of a mortgage-backed security increases the risk of depreciation due to future increases in market interest rates. For these reasons, mortgage-backed securities may be less effective than other types of U.S. government securities as a means of "locking in" interest rates.

  Credit Rating

  Coupon interest is offered to investors of debt securities as compensation for assuming risk, although short-term treasury securities, such as 3-month treasury bills, are considered "risk free." Corporate securities offer higher yields than treasury because their payment of interest and complete repayment of principal is less certain. The credit rating or financial condition of an issuer may affect the value of a debt security. Generally, the lower the quality rating of a security, the greater the risks that the issuer will fail to pay interest and return principal. To compensate investors for taking on increased risk, issuers with lower credit ratings usually offer their investors a higher "risk premium" in the form of higher interest rates above comparable treasuries securities.

  Changes in investor confidence regarding the certainty of interest and principal payments of a corporate debt security will result in an adjustment to this "risk premium." Since an issuer's outstanding debt carries a fixed coupon, adjustments to the risk premium must occur in the price, which effects the yield to maturity of the bond. If an issuer defaults or becomes unable to honor its financial obligations, the bond may lose some or all of its value

  A security rated within the four highest rating categories by a rating agency is called investment-grade because its issuer is more likely to pay interest and repay principal than an issuer of a lower rated bond. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal. If a security is not rated or is rated under a different system, the adviser may determine that it is of investment-grade. The adviser may retain securities that are downgraded, if it believes that keeping those securities is warranted.

  Debt securities rated below investment-grade (junk bonds) are highly speculative securities that are usually issued by smaller, less credit worthy and/or highly leveraged (indebted) companies. A corporation may issue a junk bond because of a corporate restructuring or other similar event. Compared with investment-grade bonds, junk bonds carry a greater degree of risk and are less likely to make payments of interest and principal. Market developments and the financial and business condition of the corporation issuing these securities influences their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities. Insufficient liquidity in the junk bond market may make it more difficult to dispose of junk bonds and may cause the portfolio to experience sudden and substantial price declines. A lack of reliable, objective data or market quotations may make it more difficult to value junk bonds accurately.

  Rating agencies are organizations that assign ratings to securities based primarily on the rating agency's assessment of the issuer's financial strength. The portfolio currently use ratings compiled by Moody's Investor Services ("Moody's"), Standard and Poor's Ratings Services ("S&P"), Duff & Phelps Rating Co. and Fitch IBCA. Credit ratings are only an agency's opinion, not an absolute standard of quality, and they do not reflect an evaluation of market risk. Appendix A contains further information concerning the ratings of certain rating agencies and their significance.

  The adviser may use ratings produced by ratings agencies as guidelines to determine the rating of a security at the time the portfolio buys it. A rating agency may change its credit ratings at any time. The adviser monitors the rating of the security and will take appropriate actions if a rating agency reduces the security's rating. The portfolio is not obligated to dispose of securities whose issuers subsequently are in default or which are downgraded below the above-stated ratings.

EQUITY SECURITIES

Types of Equity Securities

  Common Stocks

  Common stocks represent units of ownership in a company. Common stocks usually carry voting rights and earn dividends. Unlike preferred stocks, which are described below, dividends on common stocks are not fixed but are declared at the discretion of the company's board of directors.

  Preferred Stocks

  Preferred stocks are also units of ownership in a company. Preferred stocks normally have preference over common stock in the payment of dividends and the liquidation of the company. However, in all other resects, preferred stocks are subordinated to the liabilities of the issuer. Unlike common stocks, preferred stocks are generally not entitled to vote on corporate matters. Types of preferred stocks include adjustable-rate preferred stock, fixed dividend preferred stock, perpetual preferred stock, and sinking fund preferred stock. Generally, the market values of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk.

  Convertible Securities

  Convertible securities are debt securities and preferred stocks that are convertible into common stock at a specified price or conversion ratio. In exchange for the conversion feature, many corporations will pay a lower rate of interest on convertible securities than debt securities of the same corporation. Their market price tends to go up if the stock price moves up.

  Convertible securities are subject to the same risks as similar securities without the convertible feature. The price of a convertible security is more volatile during times of steady interest rates than other types of debt securities.

  Rights and Warrants

  A right is a privilege granted to exiting shareholders of a corporation to subscribe to shares of a new issue of common stock before it is issued. Rights normally have a short life, usually two to four weeks, are freely transferable and entitle the holder to buy the new common stock at a lower price than the public offering price. Warrants are securities that are usually issued together with a debt security or preferred stock and that give the holder the right to buy proportionate amount of common stock at a specified price. Warrants are freely transferable and are traded on major exchanges. Unlike rights, warrants normally have a life that measured in years and entitle the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Corporations often issue warrants to make the accompanying debt security more attractive.

  An investment in warrants and rights may entail greater risks than certain other types of investments. Generally, rights and warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. Investing in rights and warrants increases the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities.

Risks of Investing in Equity Securities

  General Risks of Investing in Stocks

  While investing in stocks allows investors to participate in the benefits of owning a company, such investors must accept the risks of ownership. Unlike bondholders, who have preference to a company's earnings and cash flow, preferred stockholders, followed by common stockholders in order of priority, are entitled only to the residual amount after a company meets its other obligations. For this reason, the value of a company's stock will usually react more strongly to actual or perceived changes in the company's financial condition or prospects than its debt obligations. Stockholders of a company that fares poorly can lose money.

  Stock markets tend to move in cycles with short or extended periods of rising and falling stock prices. The value of a company's stock may fall because of:

  . Factors that directly relate to that company, such as decisions made by its management or lower demand for the company's products or services;

  . Factors affecting an entire industry, such as increases in production costs; and

  . Changes in financial market conditions that are relatively unrelated to the company or its industry, such as changes in interest rates, currency exchange rates or inflation rates.

  Because preferred stock is generally junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics.

  Small and Medium-Sized Companies

  A small or medium-sized company is a company whose market capitalization falls with the range specified in the prospectus of the portfolio. Investors in small and medium-sized companies typically take on greater risk and price volatility than they would by investing in larger, more established companies. This increased risk may be due to the greater business risks of their small or medium size, limited markets and financial resources, narrow product lines and frequent lack of management depth. The securities of small and medium companies are often traded in the over-the-counter market and might not be traded in volumes typical of securities traded on a national securities exchange. Thus, the securities of small and medium capitalization companies are likely to be less liquid, and subject to more abrupt or erratic market movements, than securities of larger, more established companies.

  Technology Companies

  Stocks of technology companies have tended to be subject to greater volatility than securities of companies that are not dependent upon or associated with technological issues. Technology companies operate in various industries. Since these industries frequently share common characteristics, an event or issue affecting one industry may significantly influence other, related industries. For example, technology companies may be strongly affected by worldwide scientific or technological developments and their products and services may be subject to governmental regulation or adversely affected by governmental policies.

FOREIGN SECURITIES
--------------------------------------------------------------------------------

Types of Foreign Securities

  Foreign securities are debt and equity securities that are traded in markets outside of the United States. The markets in which these securities are located can be developed or emerging. People can invest in foreign securities in a number of ways:

  . They can invest directly in foreign securities denominated in a foreign currency;

  . They can invest in American Depositary Receipts, European Depositary Receipts and other similar global instruments; and

  .  They can invest in investment funds.

  American Depositary Receipts (ADRs)

  American Depositary Receipts (ADRs) are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. A custodian bank or similar financial institution in the issuer's home country holds the underlying shares in trust. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities. EDRs are similar to ADRs, except that they are typically issued by European Banks or trust companies.

  Emerging Markets

  An "emerging country" is generally country that the International Bank for Reconstruction and Development (World Bank) and the International Finance Corporation would consider to be an emerging or developing country. Typically, emerging markets are in countries that are in the process of industrialization, with lower gross national products (GNP) than more developed countries. There are currently over 130 countries that the international financial community generally considers to be emerging or developing countries, approximately 40 of which currently have stock markets. These countries generally include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most nations located in Western Europe.

  Investment Funds

  Some emerging countries currently prohibit direct foreign investment in the securities of their companies. Certain emerging countries, however, permit indirect foreign investment in the securities of companies listed and traded on their stock exchanges through investment funds that they have specifically authorized. Investments in these investment funds are subject to the provisions of the 1940 Act. Shareholders of a UAM Fund that invests in such investment funds will bear not only their proportionate share of the expenses of UAM Fund (including operating expenses and the fees of the adviser), but also will bear indirectly bear similar expenses of the underlying investment funds. In addition, these investment funds may trade at a premium over their net asset value.

Risks of Foreign Securities

  Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve significant risks in addition to the risks inherent in U.S. investments.

  Political and Economic Factors

  Local political, economic, regulatory, or social instability, military action or unrest, or adverse diplomatic developments may affect the value of foreign investments. Listed below are some of the more important political and economic factors that could negatively affect an investment in foreign securities.

  . The economies of foreign countries may differ from the economy of the United States in such areas as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, budget deficits and national debt;

  . Foreign governments sometimes participate to a significant degree, through ownership interests or regulation, in their respective economies. Actions by these governments could significantly influence the market prices of securities and payment of dividends;

  . The economies of many foreign countries are dependent on international trade and their trading partners and they could be severely affected if their trading partners were to enact protective trade barriers and economic conditions;

  . The internal policies of a particular foreign country may be less stable than in the United States. Other countries face significant external political risks, such as possible claims of sovereignty by other countries or tense and sometimes hostile border clashes; and

  . A foreign government may act adversely to the interests of U.S. investors, including expropriation or nationalization of assets, confiscatory taxation and other restrictions on U.S. investment. A country may restrict or control foreign investments in its securities markets. These restrictions could limit the portfolio's ability to invest a particular country or make it very expensive for the portfolio to invest in that country. Some countries require prior governmental approval, limit the types or amount of securities or companies in which a foreigner can invest. Other countries may restrict the ability of foreign investors to repatriate their investment income and capital gains.

  Information and Supervision

  There is generally less publicly available information about foreign companies than companies based in the United States. For example, there are often no reports and ratings published about foreign companies comparable to the ones written about United States companies. Foreign companies are typically not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable United States companies. The lack of comparable information makes investment decisions concerning foreign countries more difficult and less reliable than domestic companies.

  Stock Exchange and Market Risk

  The adviser anticipates that in most cases an exchange or over-the-counter
  (OTC) market located outside of the United States will be the best available market for foreign securities. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as the markets in the United States. Foreign stocks markets tend to differ from those in the United States in a number of ways:

  . They are generally not as developed or efficient as, and more volatile, than those in the United States;

  .  They have substantially less volume;

  . Their securities tend to be less liquid and to experience rapid and erratic price movements;

  . Commissions on foreign stocks are generally higher and subject to set minimum rates, as opposed to negotiated rates;

  . Foreign security trading, settlement and custodial practices are often less developed than those in U.S. markets; and

  . They may have different settlement practices, which may cause delays and increase the potential for failed settlements.

  Foreign Currency Risk

  While, the UAM Funds denominate their net asset value in United States dollars, the securities of foreign companies are frequently denominated in foreign currencies. Thus, a change in a the value of a foreign currency against the United States dollar will result in a corresponding change in value of securities denominated in that currency. Some of the factors that may impair the investments denominated in a foreign currency are:

  . It may be expensive to convert foreign currencies into United States dollars and vice versa;

  . Complex political and economic factors may significantly affect the values of various currencies, including United States dollars, and their exchange rates;

  . Government intervention may increase risks involved in purchasing or selling foreign currency options, forward contracts and futures contracts, since exchange rates may not be free to fluctuate in response to other market forces;

  . There may be no systematic reporting of last sale information for foreign currencies or regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis;

  . Available quotation information is generally representative of very large round-lot transactions in the inter-bank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable; and

  . The inter-bank market in foreign currencies is a global, around-the-clock market. To the extent that a market is closed while the markets for the underlying currencies remain open, certain markets may not always reflect significant price and rate movements.

  Taxes

  Certain foreign governments levy withholding taxes on dividend and interest income. Although in some countries it is possible for the portfolio to recover a portion of these taxes, the portion that cannot be recovered will reduce the income the portfolio receives from its investments. The portfolio does not expect such foreign withholding taxes to have a significant impact on performance.

  Emerging Markets

  Investing in emerging markets may magnify the risks of foreign investing. Security prices in emerging markets can be significantly more volatile than those in more developed markets, reflecting the greater uncertainties of investing in less established markets and economies. In particular, countries with emerging markets may:

  .  Have relatively unstable governments;

  . Present greater risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets;

  .  Offer less protection of property rights than more developed countries; and

  . Have economies that are based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates.

  Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.

The Euro

  The single currency for the European Economic and Monetary Union ("EMU"), the Euro, is scheduled to replace the national currencies for participating member countries over a period that began on January 1, 1999 and ends in July 2002. At the end of that period, use of the Euro will be compulsory and countries in the EMU will no longer maintain separate currencies in any form. Until then, however, each country and issuers within each country are free to choose whether to use the Euro.

  On January 1, 1999, existing national currencies became denominations of the Euro at fixed rates according to practices prescribed by the European Monetary Institute and the Euro became available as a book-entry currency. On or about that date, member states began conducting financial market transactions in Euros and redenominating many investments, currency balances and transfer mechanisms into Euros. The portfolio also anticipates pricing, trading, settling and valuing investments whose nominal values remain in their existing domestic currencies in Euros. Accordingly, the portfolio expects the conversion to the Euro to impact investments in countries that adopt the Euro in all aspects of the investment process, including trading, foreign exchange, payments, settlements, cash accounts, custody and accounting. Some of the uncertainties surrounding the conversion to the Euro include:

  . Will the payment and operational systems of banks and other financial institutions be ready by the scheduled launch date?

  . Will the conversion to the Euro have legal consequences on outstanding financial contracts that refer to existing currencies rather than Euro?

  .  How will existing currencies be exchanged into Euro?

  . Will suitable clearing and settlement payment systems for the new currency be created?


INVESTMENT COMPANIES
--------------------------------------------------------------------------------

  The portfolio may buy and sell shares of other investment companies. Such investment companies may pay management and other fees that are similar to the fees currently paid by the portfolio. Like other shareholders, the portfolio would pay its proportionate share those fees. Consequently, shareholders of the portfolio would pay not only the management fees of the portfolio, but also the management fees of the investment company in which the portfolio invests.

  The SEC has granted an order that allows the portfolio to invest the greater of 5% of its total assets or $2.5 million in the UAM DSI Money Market Portfolio, provided that the investment is:

  .  For cash management purposes;

  .  Consistent with the portfolio's investment policies and restrictions; and

  . The adviser to the investing portfolio waives any fees it earns on the assets of the portfolio that are invested in the UAM DSI Money Market Portfolio.

  The portfolio will bear expenses of the UAM DSI Money Market Portfolio on the same basis as all of its other shareholders.

REPURCHASE AGREEMENTS
--------------------------------------------------------------------------------

  In a repurchase agreement, an investor agrees to buy a security (underlying security) from a securities dealer or bank that is a member of the Federal Reserve System (counter-party). At the time, the counter-party agrees to repurchase the underlying security for the same price, plus interest. Repurchase agreements are generally for a relatively short period (usually not more than 7 days). The portfolio normally uses repurchase agreements to earn income on assets that are not invested.

  When the portfolio enters into a repurchase agreement it will:

  . Pay for the underlying securities only upon physically receiving them or upon evidence of their receipt in book-entry form; and

  . Require the counter party to add to the collateral whenever the price of the repurchase agreement rises above the value of the underlying security (i.e., it will require the borrower "mark to the market" on a daily basis).

  If the seller of the security declares bankruptcy or otherwise becomes financially unable to buy back the security, the portfolio's right to sell the security may be restricted. In addition, the value of the security might decline before the portfolio can sell it and the portfolio might incur expenses in enforcing its rights.

RESTRICTED SECURITIES
--------------------------------------------------------------------------------

  The portfolio may purchase restricted securities that are not registered for sale to the general public but which are eligible for resale to qualified institutional investors under Rule 144A of the Securities Act of 1933. Under the supervision of the Board, the Adviser determines the liquidity of such investments by considering all relevant factors. Provided that a dealer or institutional trading market in such securities exists, these restricted securities are not treated as illiquid securities for purposes of the portfolio's investment limitations. The price realized from the sales of these securities could be more or less than those originally paid by the portfolio or less than what may be considered the fair value of such securities.



SECURITIES LENDING
--------------------------------------------------------------------------------

  The portfolio may lend a portion of its total assets to broker- dealers or other financial institutions. It may then reinvest the collateral it receives in short-term securities and money market funds. When the portfolio lends its securities, it will follow the following guidelines:

  . The borrower must provide collateral at least equal to the market value of the securities loaned;

  . The collateral must consist of cash, an irrevocable letter of credit issued by a domestic U.S. bank or securities issued or guaranteed by the U. S. government;

  . The borrower must add to the collateral whenever the price of the securities loaned rises (i.e., the borrower "marks to the market" on a daily basis);

  .  It must be able to terminate the loan at any time;

  . It must receive reasonable interest on the loan (which may include the portfolio investing any cash collateral in interest bearing short-term investments); and

  .  It must determine that the borrower is an acceptable credit risk.

  These risks are similar to the ones involved with repurchase agreements. When the portfolio lends securities, there is a risk that the borrower fails financially become financially unable to honor its contractual obligations. If this happens, the portfolio could:

  . Lose its rights in the collateral and not be able to retrieve the securities it lent to the borrower; and

  .  Experience delays in recovering its securities.

WHEN-ISSUED, FORWARD COMMITMENT AND DELAYED DELIVERY TRANSACTIONS
--------------------------------------------------------------------------------

  A when-issued security is one whose terms are available and for which a market exists, but which have not been issued. In a forward delivery transaction, the portfolio contracts to purchase securities for a fixed price at a future date beyond customary settlement time. "Delayed delivery" refers to securities transactions on the secondary market where settlement occurs in the future. In each of these transactions, the parties fix the payment obligation and the interest rate that they will receive on the securities at the time the parties enter the commitment; however, they do not pay money or deliver securities until a later date. Typically, no income accrues on securities the portfolio has committed to purchase before the securities are delivered, although the portfolio may earn income on securities it has in a segregated account. The portfolio will only enter into these types of transactions with the intention of actually acquiring the securities, but may sell them before the settlement date.

  The portfolio uses when-issued, delayed-delivery and forward delivery transactions to secure what it considers an advantageous price and yield at the time of purchase. When the portfolio engages in when-issued, delayed-delivery and forward delivery transactions, it relies on the other party to consummate the sale. If the other party fails to complete the sale, the portfolio may miss the opportunity to obtain the security at a favorable price or yield.

  When purchasing a security on a when-issued, delayed delivery, or forward delivery basis, the portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield changes. At the time of settlement, the market value of the security may be more or less than the purchase price. The yield available in the market when the delivery takes place also may be higher than those obtained in the transaction itself. Because the portfolio does not pay for the security until the delivery date, these risks are in addition to the risks associated with its other investments.

  The portfolio will segregate cash and liquid securities equal in value to commitments for the when-issued, delayed-delivery or forward delivery transaction. The portfolio will segregate additional liquid assets daily so that the value of such assets is equal to the amount of its commitments.

MANAGEMENT OF THE FUND

  The governing board manages the business of the Fund. The governing board elects officers to manage the day-to-day operations of the Fund and to execute policies the board has formulated. The Fund pays each board member who is not also an officer or affiliated person (independent board member) a $150 quarterly retainer fee per active portfolio per quarter and a $2,000 meeting fee. In addition, the Fund reimburses each independent board member for travel and other expenses incurred while attending board meetings. The $2,000 meeting fee and expense reimbursements are aggregated for all of the board members and allocated proportionately among the portfolios of the UAM Funds Complex. The Fund does not pay board members that are affiliated with the fund for their services as board members. UAM, its affiliates or SEI pay the Fund's officers.

  The following table lists the board members and officers of the Fund and provides information regarding their present positions, date of birth, address, principal occupations during the past five years, aggregate compensation received from the Fund and total compensation received from the UAM Funds Complex. The UAM Funds Complex is currently comprised of 48 portfolios. Those people with an asterisk beside their name are "interested persons" of the Fund as that term is defined in the 1940 Act. Mr. English does have an investment advisory relationship with Investment Counselors of Maryland, an investment adviser to one of the portfolios in the UAM Funds Complex. However, the Fund does not believe that the relationship is a material business relationship, and, therefore, does not consider him to be an "interested person" of the Fund. If these circumstances change, the Board will determine whether any action is required to change the composition of the Board.

                                                                                                                          Total
                                                                                                     Aggregate        Compensation
                                                                                                    Compensation        From UAM
                             Position         Principal Occupations During the Past 5               from Fund as     Funds Complex
  Name, Address, DOB         with Fund        years                                                 of 4/30/99       as of 12/31/98
  ---------------------------------------------------------------------------------------------------------------------------------
  John T. Bennett, Jr.       Board            President of Squam Investment Management Company,      $8,094          $89,900
  College Road -- RFD 3      Member           Inc. and Great Island Investment Company, Inc.;
  Meredith, NH 03253                          President of Bennett Management Company from 1988
  1/26/29                                     to 1993.
  ----------------------------------------------------------------------------------------------------------------------------------

  Nancy J. Dunn              Board            Financial Officer of World Wildlife Fund since         $8,094          $40,575
  10 Garden Street           Member           January 1999; Vice President for Finance and
  Cambridge, MA 02138                         Administration and Treasurer of Radcliffe College
  8/14/51                                     from 1991 to 1999.
  ----------------------------------------------------------------------------------------------------------------------------------

  William A. Humenuk         Board            Executive Vice President and Chief Administrative      $8,094          $40,930
  100 King Street West       Member           Officer of Philip Services Corp.; Formerly, a
  P.O. Box 2440, LCD-1                        Partner in the Philadelphia office of the law firm
  Hamilton  Ontario,                          Dechert Price & Rhoads and a Director of Hofler
  Canada L8N-4J6                              Corp.
  4/21/42
  ----------------------------------------------------------------------------------------------------------------------------------

  Philip D. English          Board            President and Chief Executive Officer of               $8,094          $40,702
  16 West Madison Street     Member           Broventure Company, Inc.; Chairman of the Board of
  Baltimore, MD 21201                         Chektec Corporation and Cyber Scientific, Inc.
  8/5/48
  ----------------------------------------------------------------------------------------------------------------------------------

                                                                                                                       Total
                                                                                                    Aggregate       Compensation
                                                                                                  Compensation        From UAM
                           Position         Principal Occupations During the Past 5               from Fund as      Funds Complex
  Name, Address, DOB       with Fund        years                                                 of 4/30/99        as of 12/31/98
  ----------------------------------------------------------------------------------------------------------------------------------
  James P. Pappas*           Board            President of UAM Investment Services, Inc. since           0                  0
  211 Congress Street        Member           March 1999; Vice President UAM Trust Company since
  Boston, MA  02110                           January 1996; Principal of UAM Fund Distributors,
  2/24/53                                     Inc. since December 1995; Vice President of UAM
                                              Investment Services, Inc. from January 1996 to
                                              March 1999 and a Director and Chief Operating
                                              Officer of CS First Boston Investment Management
                                              from 1993-1995.
  ----------------------------------------------------------------------------------------------------------------------------------

  Norton H. Reamer*          Board            Chairman, Chief Executive Officer and a Director           0                  0
  One International Place    Member;          of United Asset Management Corporation; Director,
  Boston, MA 02110           President        Partner or Trustee of each of the Investment
  3/21/35                    and              Companies of the Eaton Vance Group of Mutual Funds.
                             Chairman
  ----------------------------------------------------------------------------------------------------------------------------------

  Peter M. Whitman, Jr.*     Board            President and Chief Investment Officer of Dewey            0                  0
  One Financial Center       Member           Square Investors Corporation since 1988; Director
  Boston, MA 02111                            and Chief Executive Officer of H.T. Investors,
  7/1/43                                      Inc., formerly a subsidiary of Dewey Square.
  ----------------------------------------------------------------------------------------------------------------------------------

  William H. Park            Vice             Executive Vice President and Chief Financial               0                  0
  One International Place    President        Officer of United Asset Management Corporation.
  Boston, MA 02110
  9/19/47
  ----------------------------------------------------------------------------------------------------------------------------------

  Gary L. French             Treasurer        President of UAMFSI and UAMFDI; Treasurer of the           0                  0
  211 Congress Street                         Fidelity Group of Mutual Funds from 1991 to 1995;
  Boston, MA 02110                            held various other offices with Fidelity
  7/4/51                                      Investments from November 1990 to March 1995.
  ----------------------------------------------------------------------------------------------------------------------------------

  Michael E. DeFao           Secretary        Vice President and General Counsel of UAMFSI and           0                  0
  211 Congress Street                         UAMFDI; Associate Attorney of Ropes & Gray (a law
  Boston, MA 02110                            firm) from 1993 to 1995.
  2/28/68
  ----------------------------------------------------------------------------------------------------------------------------------

  Robert R. Flaherty         Assistant        Vice President of UAMFSI; Manager of Fund                  0                  0
  211 Congress Street        Treasurer        Administration and Compliance of CGFSC from 1995
  Boston, MA 02110                            to 1996; Senior Manager of Deloitte & Touche LLP
  9/18/63                                     from 1985 to 1995,
  ----------------------------------------------------------------------------------------------------------------------------------

  Michael J. Leary           Assistant        Vice President of Chase Global Funds Services              0                  0
  73 Tremont Street          Treasurer        Company since 1993.  Manager of Audit at Ernst &
  Boston, MA  02108                           Young from 1988 to 1993.
  11/23/65
  ----------------------------------------------------------------------------------------------------------------------------------

  Michelle Azrialy           Assistant        Assistant Treasurer of Chase Global Funds Services         0                  0
  73 Tremont Street          Secretary        Company since 1996.  Senior Public Accountant with
  Boston, MA 02108                            Price Waterhouse LLP from 1991 to 1994.
  4/12/69

INVESTMENT ADVISORY AND OTHER SERVICES


INVESTMENT ADVISER
--------------------------------------------------------------------------------

Control Of Adviser

  The adviser is a subsidiary of UAM. UAM is a holding company incorporated in Delaware in December 1980 for the purpose of acquiring and owning firms engaged primarily in institutional investment management. Since its first acquisition in August 1983, UAM has acquired or organized more than 50 UAM Affiliated Firms. UAM believes that permitting UAM Affiliated Firms to retain control over their investment advisory decisions is necessary to allow them to continue to provide investment management services that are intended to meet the particular needs of their respective clients. Accordingly, after acquisition by UAM, UAM Affiliated Firms continue to operate under their own firm name, with their own leadership and individual investment philosophy and approach. Each UAM Affiliated Firm manages its own business independently on a day-to-day basis. Investment strategies employed and securities selected by UAM Affiliated Firms are separately chosen by each of them. Several UAM Affiliated Firms act as investment advisers to mutual funds in the UAM Funds Complex.


Investment Advisory Agreement

     This section summarizes some of the important provisions of the Investment Advisory Agreement. The Fund has filed the Investment Advisory Agreement with the SEC as part of its registration statement on Form N-1A.


     Service Performed by Adviser

     The adviser:

     .    Manages the investment and reinvestment of the portfolio's assets;

     . Continuously reviews, supervises and administers the investment program of the portfolio; and

     . Determines what portion of the portfolio's assets will be invested in securities and what portion will consist of cash.


     Limitation of Liability

     In the absence of (1) willful misfeasance, bad faith, or gross negligence on the part of the adviser in the performance of its obligations and duties under the Investment Advisory Agreement, (2) reckless disregard by the adviser of its obligations and duties under the Investment Advisory Agreement, or (3) a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services, the adviser shall not be subject to any liability whatsoever to the Fund, for any error of judgment, mistake of law or any other act or omission in the course of, or connected with, rendering services under the Investment Advisory Agreement.


     Continuing an Investment Advisory Agreement

     The Investment Advisory Agreement continues in effect for periods of one year so long as such continuance is specifically approved at least annually by a:

     . Majority of those Members who are not parties to the Investment Advisory Agreement or interested persons of any such party;

     . (2) (a) majority of the Members or (b) a majority of the shareholders of the portfolio.


     Terminating an Investment Advisory Agreement

     The Fund may terminate an Investment Advisory Agreement at any time, without the payment of any penalty if:

     .    A majority of the portfolio's shareholders vote to do so; and

     .    It gives the adviser 60 days' written notice.

     . The adviser may terminate the Investment Advisory Agreements at any time, without the payment of any penalty, upon 90 days' written notice to the Fund. An Investment Advisory Agreement will automatically and immediately termi nate if it is assigned.

DISTRIBUTOR
--------------------------------------------------------------------------------

     UAMFDI is the Fund's distributor. The Fund offers its shares continuously. While UAMFDI will use its best efforts to sell shares of the Fund, it is not obligated to sell any particular amount of shares. UAMFDI receives no compensation for its services. UAMFDI, an affiliate of UAM, is located at 211 Congress Street, Boston, Massachusetts 02110.


SHAREHOLDER SERVICING ARRANGEMENTS
--------------------------------------------------------------------------------

     UAM and each of its affiliates, may, at its own expense, compensate a Service Agent or other person for marketing, shareholder servicing, record-keeping and/or other services performed with respect to the Fund, the portfolio or any class of shares of the portfolio. The person making such payments may do so out of its revenues, its profits or any other source available to it. Such services arrangements, when in effect, are made generally available to all qualified service providers. The adviser may also compensate its affiliated companies for referring investors to the portfolio.

ADMINISTRATIVE SERVICES

ADMINISTRATOR
--------------------------------------------------------------------------------

     Pursuant to a Fund Administration Agreement with the Fund, UAMFSI manages, administers and conducts the general business activities of the Fund. As a part of its responsibilities, UAMFSI provides and oversees the provision by various third parties of administrative, fund accounting, dividend disbursing and transfer agent services for the Fund. UAMFSI, an affiliate of UAM, has its principal office at 211 Congress Street, Boston, Massachusetts 02110.

     UAMFSI will bear all expenses in connection with the performance of its services under the Fund Administration Agreement. Other expenses to be incurred in the operation of the Fund will be borne by the Fund or other parties, including:

     .    Taxes, interest, brokerage fees and commissions.

     . Salaries and fees of officers and members of the board who are not officers, directors, shareholders or employees of an affiliate of UAM, including UAMFSI, UAMFDI or the adviser.

     .    SEC fees and state Blue-Sky fees.

     .    EDGAR filing fees.

     .    Processing services and related fees.

     .    Advisory and administration fees.

     . Charges and expenses of pricing and data services, independent public accountants and custodians.

     .    Insurance premiums including fidelity bond premiums.

     .    Outside legal expenses.

     .    Costs of maintenance of corporate existence.

     . Typesetting and printing of prospectuses for regulatory purposes and for distribution to current shareholders of the Fund.

     . Printing and production costs of shareholders' reports and corporate meetings.

     .    Cost and expenses of Fund stationery and forms.

     .    Costs of special telephone and data lines and devices.

     .    Trade association dues and expenses.

     .    Any extraordinary expenses and other customary Fund expenses.

     The Fund Administration Agreement continues in effect from year to year if the Board specifically approves such continuance every year. The Board or UAMFSI may terminate the Fund Administration Agreement, without penalty, on not less than ninety (90) days' written notice. The Fund Administration Agreement automatically terminates upon its assignment by UAMFSI without the prior written consent of the Fund.

     UAMFSI will from time to time employ other people to assist it in performing its duties under the Fund Administration Agreement. Such people may be officers and employees who are employed by both UAMFSI and the Fund. UAMFSI will pay such people for such employment. The Fund will not incur any obligations with respect to such people.


ADMINISTRATION AND TRANSFER AGENCY SERVICES FEES
--------------------------------------------------------------------------------

     The portfolio pays a four-part fee to UAMFSI as follows:

     1. In exchange for administrative services, the portfolio pays a fee to UAMFSI calculated at the annual rate of:

         .     $19,500 for the first operational class; plus

         .     $3,750 for each additional class; plus

         .     0.063% of the aggregate net assets of the portfolio.

     2. The portfolio also pays a fee to UAMFSI for sub-administration and other services provided by SEI. The fee, which UAMFSI pays to SEI, is calculated at the annual rate of:

         .     Not more than $35,000 for the first operational class; plus

         .     $5,000 for each additional operational class; plus

         . 0.03% of their pro rata share of the combined assets of the Fund, UAM Funds, Inc. and UAM Funds Trust II.

     3. An annual base fee that UAMFSI pays to DST Systems, Inc. for its services as transfer agent and dividend-disbursing agent equal to $10,500 for the first operational class and $10,500 for each additional class.

     4. An annual base fee that UAMFSI pays to UAMSSC for its services as sub-shareholder-servicing agent equal to $7,500 for the first operational class and $2,500 for each additional class.


CUSTODIAN
--------------------------------------------------------------------------------

     The Chase Manhattan Bank, 3 Chase MetroTech Center, Brooklyn, New York 11245, provides for the custody of the Fund's assets pursuant to the terms of a custodian agreement with the Fund.

INDEPENDENT PUBLIC ACCOUNTANT
--------------------------------------------------------------------------------

     PricewaterhouseCoopers LLP, 160 Federal Street, Boston, Massachusetts 02110, serves as independent accountant for the Fund.

BROKERAGE ALLOCATION AND OTHER PRACTICES


SELECTION OF BROKERS
--------------------------------------------------------------------------------

     The Investment Advisory Agreement authorizes the adviser to select the brokers or dealers that will execute the purchases and sales of investment securities for the portfolio. The Investment Agreement also directs the adviser to use its best efforts to obtain the best execution with respect to all transactions for the portfolio. The adviser may select brokers based on research, statistical and pricing services they provide to the adviser. Information and research provided by a broker will be in addition to, and not instead of, the services the adviser is required to perform under the Investment Advisory Agreement. In so doing, the portfolio may pay higher commission rates than the lowest rate available when the adviser believes it is reasonable to do so in light of the value of the research, statistical, and pricing services provided by the broker effecting the transaction.

     It is not the practice of the Fund to allocate brokerage or effect principal transactions with dealers based on sales of shares that a broker-dealer firm makes. However, the Fund may place trades with qualified broker dealers who recommend the Fund or who act as agents in the purchase of Fund shares for their clients.


SIMULTANEOUS TRANSACTIONS
--------------------------------------------------------------------------------

     The adviser makes investment decisions for the portfolio independently of decisions made for its other clients. When a security is suitable for the investment objective of more than one client, it may be prudent for the adviser to engage in a simultaneous transaction, that is, buy or sell the same security for more than one client. The adviser strives to allocate such transactions among its clients, including the portfolio, in a fair and reasonable manner. Although there is no specified formula for allocating such transactions, the Fund's governing board periodically reviews the various allocation methods used by the adviser.


BROKERAGE COMMISSIONS
--------------------------------------------------------------------------------

Equity Securities

     Generally, equity securities are bought and sold through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark-up or reflect a dealer's mark-down.


Debt Securities

     Debt securities are usually bought and sold directly from the issuer or an underwriter or market maker for the securities. Generally, a portfolio will not pay brokerage commissions for such purchases. When a debt security is bought from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark up or reflect a dealer's mark down. When the portfolio executes transactions in the over-the-counter market, it will deal with primary market makers unless prices that are more favorable are otherwise obtainable.

CAPITAL STOCK AND OTHER SECURITIES


THE FUND
--------------------------------------------------------------------------------

     The Fund was organized under the name "The Regis Fund II" as a Delaware business trust on May 18, 1994. On October 31, 1995, the Fund changed its name to "UAM Funds Trust." The Fund's principal executive office is located at 211 Congress Street, Boston, MA 02110; however, shareholders should direct all correspondence to the address listed on the cover of this SAI.


DESCRIPTION OF SHARES AND VOTING RIGHTS
--------------------------------------------------------------------------------

     The Fund's Agreement and Declaration of Trust permits the Fund to issue an unlimited number of shares of beneficial interest, without par value. The Board has the power to designate one or more series (portfolios) or classes of shares of beneficial interest without shareholder approval. The Board has authorized three classes of shares: Institutional Class, Institutional Service Class, and Advisor Class. Not all of the portfolios issue all of the classes.

Description of Shares

     When issued and paid for, the shares of each series and class of the Fund are fully paid and nonassessable, and have no pre-emptive rights or preference as to conversion, exchange, dividends, retirement or other features. The shares of the Fund have noncumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of board members can elect 100% of the board if they choose to do so. On each matter submitted to a vote of the shareholders, a shareholder is entitled to one vote for each full share held (and a fractional vote for each fractional share held), then standing in his name on the books of the Fund. Shares of all classes will vote together as a single class except when otherwise required by law or as determined by the Board.

     If the Fund is liquidated, the shareholders of each portfolio or any class thereof are entitled to receive the net assets belonging to that portfolio, or in the case of a class, belonging to that portfolio and allocable to that class. The Fund will distribute is net assets to its shareholders in proportion to the number of shares of that portfolio or class thereof held by them and recorded on the books of the Fund. A majority of the Board may authorize the liquidation of any portfolio or class at any time.

     The Fund will not hold annual meetings except when required to by the 1940 Act or other applicable law.


Class Differences

     The Board has authorized three classes of shares, Institutional, Institutional Service and Advisor. The three classes represent interests in the same assets of the portfolio and, except as discussed below, are identical in all respects.

     . Institutional Service Shares bear certain expenses related to shareholder servicing and the distribution of such shares and have exclusive voting rights with respect to matters relating to such distribution expenditures.

     . Advisor Shares bear certain expenses related to shareholder servicing and the distribution of such shares and have exclusive voting rights with respect to matters relating to such distribution expenditures. Advisor Shares also charge a sales load on purchases.

     .    Each class of shares has different exchange privileges.

     Distribution and shareholder servicing fees reduce a class's:

     .    Net income

     .    Dividends

     .    NAV to the extent the portfolio has undistributed net income.


DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS
--------------------------------------------------------------------------------

Dividend and Distribution Options

     There are three ways for shareholders to receive dividends and capital gains:

     . Income dividends and capital gains distributions are reinvested in additional shares at net asset value;

     . Income dividends are paid in cash and capital gains distributions are reinvested in additional shares at NAV; and

     .    Income dividends and capital gains distributions are paid in cash.

     Unless the shareholder elects otherwise in writing, the fund will automatically reinvest all dividends in additional shares of the portfolio at NAV (as of the business day following the record date). Shareholders may change their dividend and distributions option by writing to the fund at least three days before the record date for income dividend or capital gain distribution.

     The fund sends account statements to shareholders whenever it pays an income dividend or capital gains distribution.


Taxes on Distributions

     The portfolio intends to distribute substantially all of its net investment income and net realized capital gains so as to avoid income taxes on its dividends and distributions and the imposition of the federal excise tax on undistributed income and capital gains. However, the portfolio cannot predict the time or amount of any such dividends or distributions.

     Each series of the Fund will be treated as a separate entity (and hence as a separate "regulated investment company") for federal tax purposes. The capital gains/losses of one series will not be offset against the capital gains/losses of another series.


"Buying a Dividend"

     Distributions by the portfolio reduce its NAV. A distribution that reduces the NAV of the portfolio below its cost basis is taxable as described in the prospectus of the portfolio, although from an investment standpoint, it is a return of capital. If you buy shares of the portfolio on or just before the "record date" (the date that establishes which shareholders will receive an upcoming distribution) for a distribution, you will receive some of the money you invested as a taxable distribution.


PURCHASE, REDEMPTION AND PRICING OF SHARES


NET ASSET VALUE PER SHARE
--------------------------------------------------------------------------------
Calculating NAV

     The purchase and redemption price of the shares of a portfolio is equal to the NAV of the portfolio. The Fund calculates the NAV of the portfolio by subtracting its liabilities from its total assets and dividing the result by the total number of shares outstanding. For purposes of this calculation:

  .  Liabilities include accrued expenses and dividends payable; and

  . Total assets include the market value of the securities held by the portfolio, plus cash and other assets plus income accrued but not yet received.

  The portfolio normally calculates its NAV as of the close of trading on the NYSE every day the NYSE is open for trading. The NYSE usually closes at 4:00 p.m. The NYSE is closed on the following days: New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

How the Fund Values it Assets

  Equity Securities

  Equity securities listed on a securities exchange for which market quotations are readily available are valued at the last quoted sale price of the day. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted equity securities and listed securities not traded on the valuation date for which market quotations are readily available are valued neither exceeding the asked prices nor less than the bid prices. Quotations of foreign securities in a foreign currency are converted to U.S. dollar equivalents. The converted value is based upon the bid price of the foreign currency against U.S. dollars quoted by any major bank or by a broker.

  Debt Securities

  Debt securities are valued according to the broadest and most representative market, which will ordinarily be the over-the-counter market. Debt securities may be valued based on prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. Securities purchased with remaining maturities of 60 days or less are valued at amortized cost when the governing board determines that amortized cost reflects fair value.

  Other Assets

  The value of other assets and securities for which no quotations are readily available (including restricted securities) is determined in good faith at fair value using methods determined by the governing board.

PURCHASE OF SHARES

  Service Agents may enter confirmed purchase orders on behalf of their customers. To do so, the Service Agent must receive your investment order before the close of trading on the NYSE and must transmit it to the fund before the close of its business day to receive that day's share price. The fund must receive proper payment for the order by the time the portfolio calculates its NAV on the following business day. Service Agents are responsible to their customers and the Fund for timely transmission of all subscription and redemption requests, investment information, documentation and money.

  Shareholders can buy full and fractional (calculated to three decimal places) shares of a portfolio. The fund will not issue certificates for fractional shares and will only issue certificates for whole shares upon the written request of a shareholder.

  The Fund may reduce or waive the minimum for initial and subsequent investment for certain fiduciary accounts, such as employee benefit plans or under circumstances, where certain economies can be achieved in sales of the portfolio's shares.

In-Kind Purchases

  At its discretion, the Fund may permit shareholders to purchase shares of the portfolio with securities, instead of cash. If the Fund allows a shareholder to make an in-kind purchase, it will value such securities according to the policies described under "VALUATION OF SHARES" at the next determination of net asset value after acceptance. The Fund will issue shares of the portfolio at the NAV of the portfolio determined as of the same time.

  The Fund will only acquire securities through an in-kind purchase for investment and not for immediate resale. The Fund will only accept in-kind purchases if the transaction meets the following conditions:

  .  The securities are eligible investments for the portfolio;

  .  The securities have readily available market quotations;

  . The investor represents and agrees that the securities are liquid and that there are no restrictions on their resale imposed by the 1933 Act or otherwise;

  . All dividends, interest, subscription, or other rights pertaining to such securities become the property of the portfolio and are delivered to the fund by the investor upon receipt from the issuer; and

  . Immediately after the transaction is complete, the value of all securities of the same issuer held by the portfolio cannot exceed 5% of the net assets of the portfolio. This condition does not apply to U.S. government securities.

  Investors who are subject to Federal taxation upon exchange may realize a gain or loss for federal income tax purposes depending upon the cost of securities or local currency exchanged. Investors interested in such exchanges should contact the adviser.

REDEMPTION OF SHARES

  When you redeem, your shares may be worth more or less than the price you paid for them depending on the market value of the investments held by the portfolio.

By Mail

  Requests to redeem shares must include:

  .  Share certificates, if issued;

  . A letter of instruction or an assignment specifying the number of shares or dollar amount the shareholder wishes to redeem signed by all registered owners of the shares in the exact names in which they are registered;

  .  Any required signature guarantees (see "Signature Guarantees"); and

  . Estates, trusts, guardianships, custodianships, corporations, pension and profit sharing plans and other organizations must submit any other necessary legal documents.

By Telephone

  Shareholders may not do the following by telephone:

  . Change the name of the commercial bank or the account designated to receive redemption proceeds. To change an account in this manner, you must submit a written request signed by each shareholder, with each signature guaranteed).

  .  Redeem shares represented by a certificate.

  The fund and its UAMSSC will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and they may be liable for any losses if they fail to do so. These procedures include requiring the investor to provide certain personal identification at the time an account is opened and before effecting each transaction requested by telephone. In addition, all telephone transaction requests will be recorded and investors may be required to provide additional telecopied written instructions of such transaction requests. The Fund or UAMSSC may be liable for any losses due to unauthorized or fraudulent telephone instructions if the Fund or the UAMSSC does not employ the procedures described above. Neither the Fund nor the UAMSSC will be responsible for any loss, liability, cost or expense for following instructions received by telephone that it reasonably believes to be genuine.

Redemptions-In-Kind

  If the governing board determines that it would be detrimental to the best interests of remaining shareholders of the Fund to make payment wholly or partly in cash, the Fund may pay redemption proceeds in whole or in part by a distribution in-kind of liquid securities held by the portfolio in lieu of cash in conformity with applicable rules of the SEC. Investors may incur brokerage charges on the sale of portfolio securities received in payment of redemptions.

  However, the Fund has made an election with the SEC to pay in cash all redemptions requested by any shareholder of record limited in amount during any 90-day period to the lesser of $250,000 or 1% of the net assets of the Fund at the beginning of such period. Such commitment is irrevocable without the prior approval of the SEC. Redemptions in excess of the above limits may be paid in whole or in part, in investment securities or in cash, as the Board may deem advisable; however, payment will be made wholly in cash unless the governing board believes that economic or market conditions exist which would make such a practice detrimental to the best interests of the Fund. If redemptions are paid in investment securities, such securities will be valued as set forth under "Valuation of Shares." A redeeming shareholder would normally incur brokerage expenses if these securities were converted to cash.

Signature Guarantees

  The Fund requires signature guarantees for certain types of documents, including.

  .  Written requests for redemption;

  . Separate instruments for assignment ("stock power"), which should specify the total number of shares to be redeemed; and

  .  On all stock certificates tendered for redemption.

  The purpose of signature guarantees is to verify the identity of the person who has authorized a redemption from your account and to protect your account, the Fund and its sub-transfer agent from fraud.

  The Fund will accept signature guarantees from any eligible guarantor institution, as defined by the Securities Exchange Act of 1934 that participates in a signature guarantee program. Eligible guarantor institutions include banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations. You can get a complete definition of eligible guarantor institutions by calling 1-877-826-5465. Broker-dealers guaranteeing signatures must be a member of a clearing corporation or maintain net capital of at least $100,000. Credit unions must be authorized to issue signature guarantees.

Other Redemption Information

  Normally, the Fund will pay for all shares redeemed under proper procedures within seven days after it received your request. However, the Fund will pay your redemption proceeds earlier as applicable law so requires.

  The Fund may suspend redemption privileges or postpone the date of payment:

  .  When the NYSE and custodian bank are closed

  .  Trading on the NYSE is restricted.

  . During any period when an emergency exists as defined by the rules of the Commission as a result of which it is not reasonably practicable for the portfolio to dispose of securities owned by it, or to fairly determine the value of its assets.

  .  For such other periods as the Commission may permit.

EXCHANGE PRIVILEGE
--------------------------------------------------------------------------------

  The exchange privilege is only available with respect to portfolios that are qualified for sale in the shareholder's state of residence. Exchanges are based on the respective net asset values of the shares involved. The Institutional Class and Institutional Service Class shares of UAM Funds do not charge a sales commission or charge of any kind for exchanges.

  Neither the Fund nor any of its service providers will be responsible for the authenticity of the exchange instructions received by telephone. The governing board of the Fund may restrict the exchange privilege at any time. Such instructions may include limiting the amount or frequency of exchanges and may be for the purpose of assuring such exchanges do not disadvantage the Fund and its shareholders.

TRANSFER OF SHARES
--------------------------------------------------------------------------------

  Shareholders may transfer shares of the portfolio to another person by making a written request to the Fund. Your request should clearly identify the account and number of shares you wish to transfer. All registered owners should sign the request and all stock certificates, if any, which are subject to the transfer. The signature on the letter of request, the stock certificate or any stock power must be guaranteed in the same manner as described under "Signature Guarantees." As in the case of redemptions, the written request must be received in good order before any transfer can be made.

Performance Calculations

  A portfolio measures its performance by calculating its yield and total return. Yield and total return figures are based on historical earnings and are not intended to indicate future performance. The SEC has adopted rules that require mutual funds to present performance quotations in a standard manner. Mutual funds can present non-standard performance quotations only if they also provide certain standardized performance information that they have computed according to the requirements of the SEC. Current yield and average annual compounded total return information are calculated using the method of computing performance mandated by the SEC.

  The performance is calculated separately for each Class of a portfolio. Dividends paid by a portfolio with respect to each Class will be calculated in the same manner at the same time on the same day and will be in the same amount, except that service fees, distribution charges and any incremental transfer agency costs relating to Advisor or Service Class Shares will be borne exclusively by that class.

TOTAL RETURN
--------------------------------------------------------------------------------

  Total return is the change in value of an investment in the portfolio over a given period, assuming reinvestment of any dividends and capital gains. A cumulative or aggregate total return reflects actual performance over a stated period. An average annual total return is a hypothetical rate of return that, if achieved annually, would have produced the same cumulative total return if performance had been constant over the entire period.

  The fund calculates the average annual total return of a portfolio by finding the average annual compounded rates of return over one, five and ten-year periods that would equate an initial hypothetical $1,000 investment to its ending redeemable value. The calculation assumes that all dividends and distributions are reinvested when paid. The quotation assumes the amount was completely redeemed at the end of each one, five and ten-year period and the deduction of all applicable Fund expenses on an annual basis. Since Institutional Service Class Shares bear additional service and distribution expenses, their average annual total return will generally be lower than that of the Institutional Class Shares.

  The fund calculates these figures according to the following formula:


     P (1 + T)/n/ = ERV

     Where:
     P    =  a hypothetical initial payment of $1,000
     T    =  average annual total return
     n    =  number of years
     ERV  =  ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods at the end of the 1, 5 or 10 year periods (or fractional portion thereof).

YIELD
--------------------------------------------------------------------------------

  Yield refers to the income generated by an investment in the portfolio over a given period of time, expressed as an annual percentage rate. Yields are calculated according to a standard that is required for all mutual funds. As this differs from other accounting methods, the quoted yield may not equal the income actually paid to shareholders.

  The current yield is determined by dividing the net investment income per share earned during a 30-day base period by the maximum offering price per share on the last day of the period and annualizing the result. Expenses accrued for the period include any fees charged to all shareholders during the base period. Since Institutional Service Class shares bear additional service and distribution expenses, their yield will generally be lower than that of the Institutional Class Shares.

  Yield is obtained using the following formula:

     Yield = 2[((a-b)/(cd)+1)/6/-1]

     Where:

     a =  dividends and interest earned during the period

     b =  expenses accrued for the period (net of reimbursements)

     c = the average daily number of shares outstanding during the period that were entitled to receive income distributions

     d =  the maximum offering price per share on the last day of the period.


COMPARISONS
--------------------------------------------------------------------------------

  The portfolio's performance may be compared to data prepared by independent services which monitor the performance of investment companies, data reported in financial and industry publications, and various indices as further described in this SAI. This information may also be included in sales literature and advertising.

  To help investors better evaluate how an investment in the portfolio of the Fund might satisfy their investment objective, advertisements regarding the Fund may discuss various measures of Fund performance as reported by various financial publications. Advertisements may also compare performance (as calculated above) to performance as reported by other investments, indices and averages. Please see Appendix B for publications, indices and averages that may be used.

  In assessing such comparisons of performance, an investor should keep in mind that the composition of the investments in the reported indices and averages is not identical to the composition of investments in the portfolio, that the averages are generally unmanaged, and that the items included in the calculations of such averages may not be identical to the formula used by the portfolio to calculate its performance. In addition, there can be no assurance that the portfolio will continue this performance as compared to such other averages.

                            III:   Glossary

                                     III-1

  All terms that this SAI does not otherwise define, have the same meaning in the SAI as they do in the prospectus(es) of the portfolios.

  1933 Act means the Securities Act of 1933, as amended.

  1934 Act means the Securities Exchange Act of 1934, as amended.

  1940 Act means the Investment Company Act of 1940, as amended.

  Adviser means the investment adviser of the portfolio.

  Board member refers to a single member of the Fund's Board.

  Board refers to the Fund's Board of Trustees as a group.

  SEI is SEI Investments Mutual Funds Services, the Fund's sub-administrator.

  Distribution Plan refers to the Distribution Plan the Fund has adopted for its Service Class Shares pursuant to Rule 12b-1 under the 1940 Act.

  Fund refers to UAM Funds Trust.

  Governing Board, see Board.

  NAV is the net asset value per share of a portfolio.

  NYSE is the New York Stock Exchange. Also known as "The Exchange" or "The Big Board," the NYSE is located on Wall Street and is the largest exchange in the United States.

  Plan member refers to members of the board who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the Plans.

  Plans refers to the Distribution and Shareholder Servicing Plans the Fund has adopted for its Service Class Shares pursuant to Rule 12b-1 under the 1940 Act.

  SEC is the Securities and Exchange Commission. The SEC is the federal agency that administers most of the federal securities laws in the United States. In particular, the SEC administers the 1933 Act, the 1940 Act and the 1934 Act.

  Service Plan refers to the Shareholder Servicing Plan the Fund has adopted for its Service Class Shares pursuant to Rule 12b-1 under the 1940 Act.

  Service Class means the Institutional Service Class shares of a portfolio.

  UAM Funds Complex includes UAM Funds, Inc., UAM Funds Trust, UAM Funds Inc. II and all of their portfolios.

  UAM is United Asset Management Corporation.

  UAMFDI is UAM Fund Distributors, Inc., the Fund's distributor.

  UAMFSI is UAM Fund Services, Inc., the Fund's administrator.

  UAMSSC is UAM Fund Shareholder Servicing Center, the Fund's sub-shareholder-servicing agent.

                                     III-2

         IV:   Appendix A --  Description of Securities and Ratings

Moody's Investors Service, Inc.

PREFERRED STOCK RATINGS
-------------------------------------------------------------------------------
   aaa An issue which is rated "aaa" is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stock.


   aa An issue which is rated "aa" is considered a high-grade preferred stock. This rating indicates that there is a reasonable assurance the earnings and asset protection will remain relatively well maintained in the foreseeable future.

   a An issue which is rated "a" is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the "aaa" and "aa" classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

   baa An issue which is rated "baa" is considered to be a medium-grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

   ba An issue which is rated "ba" is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

   b An issue which is rated "b" generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long periods of time may be small.

   caa An issue which is rated "caa" is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

   ca An issue which is rated "ca" is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payments.

   c            This is the lowest rated class of preferred or preference stock.
                Issues so rated can thus be regarded as having extremely poor prospects of ever attaining any real investment standing.


  Note: Moody's applies numerical modifiers 1, 2, and 3 in each rating classification: the modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.


DEBT RATINGS - TAXABLE DEBT & DEPOSITS GLOBALLY
-------------------------------------------------------------------------------
   Aaa          Bonds which are rated Aaa are judged to be of the best quality.
                They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

   Aa Bonds which are rated Aa are judged to be of high quality by all standards. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities.

   A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

   Baa Bonds which are rated Baa are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

   Ba Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

   B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

   Caa Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest .

   Ca Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

   C Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.


  Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.


SHORT-TERM PRIME RATING SYSTEM - TAXABLE DEBT & DEPOSITS GLOBALLY
--------------------------------------------------------------------------------

Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:


Prime-1 Issuers rated Prime-1 (or supporting institution) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:


 .   High rates of return on funds employed.

 .   Conservative capitalization structure with moderate reliance on debt and sample asset protection.

 .   Broad leading market positions in well-established industries.

 .   margins in earnings coverage of fixed financial charges and high internal cash generation.

 .   Well-established access to a range of financial markets and assured sources of alternate liquidity.


Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime 3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligation. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.


Not Prime       Issuers rated Not Prime do not fall within any of the Prime rating categories.

Standard & Poor's Ratings Services

PREFERRED STOCK RATINGS
--------------------------------------------------------------------------------
   AAA This is the highest rating that may be assigned by Standard & Poor's to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

   AA A preferred stock issue rated AA also qualifies as a high-quality, fixed-income security. The capacity to pay preferred stock obligations is very strong , although not as overwhelming as for issues rated AAA.

   A An issue rated A is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

   BBB An issue rated BBB is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the A category .

   BB, B, CCC   Preferred stock rated BB, B, and CCC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay preferred stock obligations. BB indicates the lowest degree of speculation and CCC the highest. While such issues will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

   CC The rating CC is reserved for a preferred stock issue that is in arrears on dividends or sinking fund payments, but that is currently paying.

   C            A preferred stock rated C is a nonpaying issue.

   D A preferred stock rated D is a nonpaying issue with the issuer in default on debt instruments.

   N.R. This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.

 Plus (+) or    To provide more detailed indications of preferred stock quality,
 minus (-)      ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.


LONG-TERM ISSUE CREDIT RATINGS
--------------------------------------------------------------------------------
      Issue credit ratings are based, in varying degrees, on the following considerations:

      Likelihood of payment-capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

      Nature of and provisions of the obligation;

      Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

      AAA An obligation rated AAA have the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

      AA An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is ve ry strong.

      A An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher- rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

     BBB        An obligation rated BBB exhibits adequate protection parameters.
                However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligator to meet its financial commitment on the obligation.

Obligations rated BB, B, CCC , CC and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major risk exposures to adverse conditions.

   BB An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposures to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

   B An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation .

   CCC An obligation rated CCC is currently vulnerable to non-payment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligations.

   CC An obligation rated CC is currently highly vulnerable to nonpayment.

   C The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

   D An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.


  Plus (+) or minus (-) The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

  r This symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligation linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk-such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

SHORT-TERM ISSUE CREDIT RATINGS
-------------------------------------------------------------------------------
   Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days - including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. The result is a dual rating in which the short-term rating addresses the put feature, in addition to the usual long-term rating. Medium-term notes are assigned long-term ratings.

   A-1 A short-term obligation rated A-1 is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

   A-2 A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligation in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

   A-3 A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

   B A short-term obligation rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C A short-term obligation rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D A short-term obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poors' believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.



Duff & Phelps Credit Rating Co.


LONG-TERM DEBT AND PREFERRED STOCK
-------------------------------------------------------------------------------
  AAA Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

  AA+/AA High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

  A+/A/A- Protection factors are average but adequate. However, risk factors are more variable in periods of greater economic stress.

  BBB+/BBB        Below-average protection factors but still considered
  BBB-            sufficient for prudent investment. Considerable variability in risk during economic cycles.

  BB+/BB/BB-      Below investment grade but deemed likely to meet obligations when due. Present or prospective financial protection factors fluctuate according to industry conditions. Overall quality may move up or down frequently within this category.

  B+/B/B- Below investment grade and possessing risk that obligation will not be net when due. Financial protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher or lower rating grade.

  CCC Well below investment-grade securities. Considerable uncertainty exists as to timely payment of principal, interest or preferred dividends. Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and/or with unfavorable company developments.

  DD Defaulted debt obligations. Issuer failed to meet scheduled principal and/or interest payments. Issuer failed to meet scheduled principal and/or interest payments.

  DP              Preferred stock with dividend arrearages.


SHORT-TERM DEBT
--------------------------------------------------------------------------------
High Grade

  D-1+ Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

  D-1 Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

  D-1- High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

Good Grade
   D-2 Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

Satisfactory Grade
       D-3 Satisfactory liquidity and other protection factors qualify issues as to investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

Non-Investment Grade
       D-4 Speculative investment characteristics. Liquidity is not sufficient to insure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.


Default
  D-5 Issuer failed to meet scheduled principal and/or interest payments.


Fitch IBCA Ratings


INTERNATIONAL LONG-TERM CREDIT RATINGS
-------------------------------------------------------------------------------
Investment Grade
      AAA Highest credit quality. 'AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment for financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

       AA Very high credit quality. 'AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

        A High credit quality. 'A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

        B Good credit quality. 'BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.


Speculative Grade
      BB Speculative. 'BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

       B Highly speculative. 'B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

  CCC,CC,C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A 'CC' rating indicates that default of some kind appears probable. 'C' ratings signal imminent default.

  DDD,DD,D Default. Securities are not meeting current obligations and are extremely speculative. 'DDD' designates the highest potential for recovery of amounts outstanding on any securities involved. For U.S. corporates, for example, 'DD' indicates expected recovery of 50% - 90% of such outstandings, and 'D' the lowest recovery potential, i.e. below 50%.

International Short-Term Credit Ratings

   F1 Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

   F2 Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

   F3 Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

   B Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

   C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained , favorable business and economic environment.

   D         Default. Denotes actual or imminent payment default.

Notes

"+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the 'AAA' long-term rating category, to categories below 'CCC', or to short-term ratings other than 'F1'.

'NR'  indicates that Fitch IBCA does not rate the issuer or issue in question.

'Withdrawn': A rating is withdrawn when Fitch IBCA deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced.

RatingAlert: Ratings are placed on RatingAlert to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as "Positive", indicating a potential upgrade, "Negative", for a potential downgrade, or "Evolving", if ratings may be raised, lowered or maintained. RatingAlert is typically resolved over a relatively short period.

                       V:  Appendix B - Comparisons

  CDA Mutual Fund Report, published by CDA Investment Technologies, Inc. -- analyzes price, current yield, risk, total return and average rate of return (average annual compounded growth rate) over specified time periods for the mutual fund industry.

  Consumer Price Index (or Cost of Living Index), published by the U.S. Bureau of Labor Statistics -- a statistical measure of change, over time in the price of goods and services in major expenditure groups.

  Donoghue's Money Fund Average -- is an average of all major money market fund yields, published weekly for 7 and 30-day yields.

  Dow Jones Industrial Average - a price-weighted average of thirty blue-chip stocks that are generally the leaders in their industry and are listed on the New York Stock Exchange. It has been a widely followed indicator of the stock market since October 1, 1928.

  Financial publications: Business Week, Changing Times, Financial World, Forbes, Fortune, Money, Barron's, Consumer's Digest, Financial Times, Global Investor, Investor's Daily, Lipper Analytical Services, Inc., Morningstar, Inc., New York Times, Personal Investor, Wall Street Journal and Weisenberger Investment Companies Service -- publications that rate fund performance over specified time periods.

  Historical data supplied by the research departments of First Boston Corporation, J.P. Morgan & Co, Inc., Salomon Smith Barney, Merrill Lynch & Co., Inc., Lehman Brothers, Inc. and Bloomberg L.P.

  IBC's Money Fund Average/All Taxable - an average of all major money market fund yields, published weekly for 7- and 30-day yields.

  IFC Investable Index - an unmanaged index maintained by the International Finance Corporation. This index consists of 890 companies in 25 emerging equity markets, and is designed to measure more precisely the returns portfolio managers might receive from investment in emerging markets equity securities by focusing on companies and markets that are legally and practically accessible to foreign investors.

  Lehman Aggregate Bond Index - an unmanaged fixed income market value-weighted index that combines the Lehman Government/Corporate Index and the Lehman Mortgage-Backed Securities Index, and includes treasury issues, agency issues, corporate bond issues and mortgage backed securities. It includes fixed rate issuers of investment grade (BBB) or higher, with maturities of at least one year and outstanding par values of at least $200 million for U.S. government issues and $25 million for others.

  Lehman Corporate Bond Index - an unmanaged indices of all publicly issues, fixed-rate, nonconvertible investment grade domestic corporate debt. Also included are yankee bonds, which are dollar-denominated SEC registered public, noncovertible debt issued or guaranteed by foreign sovereign governments, municipalities, or governmental agencies, or international agencies.

  Lehman Government Bond Index -an unmanaged treasury bond index including all public obligations of the U.S. Treasury, excluding flower bonds and foreign-targeted issues, and the Agency Bond Index (all publicly issued debt of U.S. government agencies and quasi-federal corporation, and corporate debt guaranteed by the U.S. government). In addition to the aggregate index, sub-indices cover intermediate and long term issues.

  Lehman Government/Corporate Index -- an unmanaged fixed income market value-weighted index that combines the Government and Corporate Bond Indices, including U.S. government treasury securities, corporate and yankee bonds.
  All issues are investment grade (BBB) or higher, with maturities of at least one year and outstanding par value of at least $100 million of U.S. government issues and $25 million for others. Any security downgraded during the month is held in the index until month end and then removed. All returns are market value weighted inclusive of accrued income.

  Lehman High Yield Bond Index - an unmanaged index of fixed rate, non-investment grade debt. All bonds included in the index are dollar denominated, noncovertible, have at least one year remaining to maturity and an outstanding par value of at least $100 million.

  Lehman Intermediate Government/Corporate Index - an unmanaged fixed income market value-weighted index that combines the Lehman Government Bond Index (intermediate-term sub-index) and Lehman Corporate Bond Index.

  Lipper 1-5 Year Short Investment Grade Debt Funds Average -- is an average of 100 funds that invest at least 65% of assets in investment grade debt issues (BBB or higher) with dollar-weighted average maturities of 5 years or less.

  Lipper Balanced Fund Index - an unmanaged index of open-end equity funds whose primary objective is to conserve principal by maintaining at all time a balanced portfolio of both stocks and bonds. Typically, the stock/bond ratio ranges around 60%/40%.

  Lipper Equity Income Fund Index - an unmanaged index of equity funds which seek relatively high current income and growth of income through investing 60% or more of the portfolio in equities.

  Lipper Equity Mid Cap Fund Index - an unmanaged index of funds which by prospectus or portfolio practice invest primarily in companies with market capitalizations less than $5 billion at the time of purchase.

  Lipper Equity Small Cap Fund Index - an unmanaged index of funds by prospectus or portfolio practice invest primarily in companies with market capitalizations less than $1 billion at the time of purchase.

  Lipper Growth Fund Index - an unmanaged index composed of the 30 largest funds by asset size in this investment objective.

  Lipper Mutual Fund Performance Analysis and Lipper -Fixed Income Fund Performance Analysis -- measures total return and average current yield for the mutual fund industry. Rank individual mutual fund performance over specified time periods, assuming reinvestments of all distributions, exclusive of any applicable sales charges.

  Merrill Lynch 1-4.99 Year Corporate/Government Bond Index -- is an unmanaged index composed of U.S. treasuries, agencies and corporates with maturities from 1 to 4.99 years. Corporates are investment grade only (BBB or higher).

  Morgan Stanley Capital International EAFE Index -- arithmetic, market value-weighted averages of the performance of over 900 securities listed on the stock exchanges of countries in Europe, Australia and the Far East.

  Mutual Fund Source Book, published by Morningstar, Inc. - analyzes price, yield, risk and total return for equity funds.

  NASDAQ Composite Index -- is a market capitalization, price only, unmanaged index that tracks the performance of domestic common stocks traded on the regular NASDAQ market as well as national market System traded foreign common stocks and ADRs.

  New York Stock Exchange composite or component indices -- unmanaged indices of all industrial, utilities, transportation and finance stocks listed on the New York Stock Exchange.

  Russell 1000 Index - an unmanaged index composed of the 1000 largest stocks in the Russell 3000 Index.

  Russell 2000 Growth Index - contains those Russell 2000 securities with higher price-to-book ratios and higher forecasted growth values.

  Russell 2000 Index -- an unmanaged index composed of the 2,000 smallest stocks in the Russell 3000 Index.

  Russell 2000 Value Index - contains those Russell 2000 securities with a less-than-average growth orientation. Securities in this index tend to exhibit lower price-to-book and price-earnings ratios, higher dividend yields and lower forecasted growth values than the growth universe.

  Russell 2500 Growth Index - contains those Russell 2500 securities with a greater-than-average growth orientation. Securities in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values than the value universe.

  Russell 2500 Index - an unmanaged index composed of the 2,5000 smallest stocks in the Russell 3000.

  Russell 2500 Value Index - contains those Russell 2500 securities with a less-than-average growth orientation. Securities in this index tend to exhibit lower price-to-book and price-earnings ratios, higher dividend yields and lower forecasted growth values then the Growth universe.

  Russell 3000 Index - composed of the 3,000 largest U.S. publicly traded companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

  Russell Mid-Cap Index -- is composed of the 800 smallest stocks in the Russell 1000 Index, with an average capitalization of $1.96 billion.

  Salomon Smith Barney Global excluding U.S. Equity Index - an comprised of the smallest stocks (less than $1 billion market capitalization) of the Extended Market Index, of both developed and emerging markets.

  Salomon Smith Barney One to Three Year Treasury Index - an unmanaged index comprised of U.S. treasury notes and bonds with maturities one year or greater, but less than three years.

  Salomon Smith Barney Three-Month T-Bill Average -- the average for all treasury bills for the previous three-month period.

  Salomon Smith Barney Three-Month U.S. Treasury Bill Index - a return equivalent yield average based on the last three 3-month Treasury bill issues.

  Savings and Loan Historical Interest Rates -- as published by the U.S. Savings and Loan League Fact Book.

  Standard & Poor's 600 Small Cap Index - an unmanaged index comprised of 600 domestic stocks chosen for market size, liquidity, and industry group representation. The index is comprised of stocks from the industrial, utility, financial, and transportation sectors.

  Standard & Poor's Midcap 400 Index -- consists of 400 domestic stocks chosen for market size (medium market capitalization of approximately $700 million), liquidity, and industry group representation. It is a market-value weighted index with each stock affecting the index in proportion to its market value.

  Standard & Poor's 500 Stock Index- an unmanaged index composed of 400 industrial stocks, 40 financial stocks, 40 utilities stocks and 20 transportation stocks.

  Standard & Poor's Barra Value Index - is constructed by dividing the securities in the S&P 500 Index according to price-to-book ratio. This index contains the securities with the lower price-to-book ratios; the securities with the higher price-to-book ratios are contained in the Standard & Poor's Barra Growth Index.

  Standard & Poor's Utilities Stock Price Index - a market capitalization weighted index representing three utility groups and, with the three groups, 43 of the largest utility companies listed on the New York Stock Exchange, including 23 electric power companies, 12 natural gas distributors and 8 telephone companies.

  Stocks, Bonds, Bills and Inflation, published by Ibbotson Associates -- historical measure of yield, price and total return for common and small company stock, long-term government bonds, U.S. treasury bills and inflation.

  U.S. Three-Month Treasury Bill Average - the average return for all treasury bills for the previous three month period.

  Value Line -- composed of over 1,600 stocks in the Value Line Investment
  Survey.

  Wilshire Real Estate Securities Index - a market capitalization weighted index of publicly traded real estate securities, including real estate investment trusts, real estate operating companies and partnerships. The index is used by he institutional investment community as a broad measure of the performance of public real estate equity for asset allocation and performance comparison.

  Wilshire REIT Index - includes 112 real estate investment trusts (REITs) but excludes seven real estate operating companies that are included in the Wilshire Real Estate Securities Index.

  Note: With respect to the comparative measures of performance for equity securities described herein, comparisons of performance assume reinvestment of dividends, except as otherwise stated.

                                    PART C
                                UAM FUNDS TRUST
                               OTHER INFORMATION

ITEM 23. EXHIBITS

Exhibits previously filed by the Fund are incorporated by reference to such filings. The following table describes the location of all exhibits. In the table, the following references are used: PEA 34 = Post-Effective Amendment No. 34 filed on July 28, 1999, PEA 30 = Post-Effective Amendment No. 30 filed on April 23, 1999, PEA 29 = Post-Effective Amendment No. 29 filed on April 12, 1999, PEA 27 = Post-Effective Amendment No. 27 filed on February 5, 1999, PEA 24 = Post Effective Amendment No. 24 filed on July 10, 1998; PEA 19 = Post-Effective Amendment No. 19 filed on February 3, 1998; PEA17 = Post-Effective Amendment No. 17 filed on December 15, 1997, PEA16 = Post-Effective Amendment No. 16 filed on July 10, 1997.

                                                                                                         Incorporated by
                                                                                                         Reference to
Exhibit                                                                                                  (Location):
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
     A. 1.     Agreement and Declaration of Trust                                                            PEA 24
------------------------------------------------------------------------------------------------------------------------------------
        2.     Certificate of Trust                                                                          PEA 24
------------------------------------------------------------------------------------------------------------------------------------
        3.     Certificate of Amendment to Certificate of Trust                                              PEA 24
------------------------------------------------------------------------------------------------------------------------------------
     B. 1.     By-Laws                                                                                       PEA 24
------------------------------------------------------------------------------------------------------------------------------------
        2.     Amendment to By-Laws dated December 10, 1998                                                  PEA 27
------------------------------------------------------------------------------------------------------------------------------------
     C. 1.     Form of Specimen Share Certificate                                                            PEA 24
------------------------------------------------------------------------------------------------------------------------------------
        2.     The rights of security holders are defined in the Registrant's Agreement and Declaration of   PEA 24
------------------------------------------------------------------------------------------------------------------------------------
               Trust and By-Laws
------------------------------------------------------------------------------------------------------------------------------------
     D. 1.     Investment Advisory Agreement between Registrant and Barrow, Hanley, Mewhinney & Strauss      PEA 27
------------------------------------------------------------------------------------------------------------------------------------
        2.     Investment Advisory Agreement between Registrant and Cambiar Investors, Inc.                  PEA 27
------------------------------------------------------------------------------------------------------------------------------------
        3.     Investment Advisory Agreement between Registrant and Chicago Asset Management Company         PEA 27
               (Intermediate Bond Portfolio)
------------------------------------------------------------------------------------------------------------------------------------
        4.     Investment Advisory Agreement between Registrant and Chicago Asset Management Company         PEA 27
               (Value/Contrarian Portfolio)
------------------------------------------------------------------------------------------------------------------------------------
        5.     Investment Advisory Agreement between Registrant and Dwight Asset Management Company          PEA 27
------------------------------------------------------------------------------------------------------------------------------------
        6.     Investment Advisory Agreement between Registrant and Dwight Asset Management Company          To be filed by
                                                                                                             amendment
------------------------------------------------------------------------------------------------------------------------------------
        7.     Investment Advisory Agreement between Registrant and First Pacific Advisors, Inc.             PEA 27
------------------------------------------------------------------------------------------------------------------------------------
        8.     Investment Advisory Agreement between Registrant and Hanson Investment Management Company     PEA 27
------------------------------------------------------------------------------------------------------------------------------------
        9.     Investment Advisory Agreement between Registrant and Heitman/PRA Securities Advisors, Inc.    PEA 27
------------------------------------------------------------------------------------------------------------------------------------
        10.    Investment Advisory Agreement between Registrant and Jacobs Asset Management, L.P.            PEA 27
------------------------------------------------------------------------------------------------------------------------------------
        11.    Investment Advisory Agreement between Registrant and Murray Johnstone International Limited   PEA 27
------------------------------------------------------------------------------------------------------------------------------------
        12.    Investment Advisory Agreement between Registrant and Pacific Financial Research, Inc.         PEA 27
------------------------------------------------------------------------------------------------------------------------------------
        13.    Investment Advisory Agreement between Registrant and Pell Rudman Trust Company, N.A.          PEA 27
------------------------------------------------------------------------------------------------------------------------------------
        14.    Investment Advisory Agreement between Registrant and Provident Investment Counsel             To be filed by
                                                                                                             amendment
------------------------------------------------------------------------------------------------------------------------------------
        15.    Investment Advisory Agreement between Registrant and Tom Johnson Investment Management        PEA 27
------------------------------------------------------------------------------------------------------------------------------------
     E.  1.    Distribution Agreement between Registrant and UAM Fund Distributors                           PEA 24
------------------------------------------------------------------------------------------------------------------------------------
         2.    Distribution Agreement between Registrant and UAM Fund Distributors, Inc.
               dated as of March 31, 1999 (Advisor Class Shares)                                             PEA 29
------------------------------------------------------------------------------------------------------------------------------------
         3.    Distribution Agreement between Registrant and ACG Capital Corporation
               (Advisor Class Shares)                                                                        PEA 19
------------------------------------------------------------------------------------------------------------------------------------
         4.    Amendment to Distribution Agreement between Registrant and ACG Capital Corporation            PEA 29
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
               dated as of March 31, 1999
------------------------------------------------------------------------------------------------------------------------------------
     5.        Selling Dealer Agreement                                                                      PEA 24
------------------------------------------------------------------------------------------------------------------------------------
     F.        Trustees' and Officers' Contracts and Programs                                                Not applicable
------------------------------------------------------------------------------------------------------------------------------------
     G. 1.     Global Custody Agreement                                                                      PEA 16
------------------------------------------------------------------------------------------------------------------------------------
     H. 1.     Fund Administration Agreement                                                                 PEA 27
------------------------------------------------------------------------------------------------------------------------------------
        2.     Fund Administration Agreement Fee Schedule                                                    PEA 30
------------------------------------------------------------------------------------------------------------------------------------
        3.     Mutual Funds Service Agreement                                                                PEA 16
------------------------------------------------------------------------------------------------------------------------------------
     I.        Opinions and Consents of Counsel                                                              PEA 34, to be
                                                                                                             filed by amendment
------------------------------------------------------------------------------------------------------------------------------------
     J.        Consent of Independent Auditors                                                               Not applicable
------------------------------------------------------------------------------------------------------------------------------------
     K.        Other Financial Statements                                                                    Not applicable
------------------------------------------------------------------------------------------------------------------------------------
     L.        Purchase Agreement                                                                            PEA 24
------------------------------------------------------------------------------------------------------------------------------------
     M. 1.     Distribution Plan                                                                             PEA 24
------------------------------------------------------------------------------------------------------------------------------------
        2.     Shareholder Services Plan                                                                     PEA 24
------------------------------------------------------------------------------------------------------------------------------------
        3.     Service Agreement                                                                             PEA 24
------------------------------------------------------------------------------------------------------------------------------------
     N.        Financial Data Schedule                                                                       Not applicable
------------------------------------------------------------------------------------------------------------------------------------
     O.        Amended and Restated Rule 18f-3 Multiple Class Plan                                           PEA 24
------------------------------------------------------------------------------------------------------------------------------------
     P.        Powers of Attorney                                                                            PEA 24, PEA 27

ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND

Not applicable.

ITEM 25.  INDEMNIFICATION

Reference is made to Article VI of Registrant's Declaration of Trust, which is incorporated herein by reference. Registrant hereby also makes the undertaking consistent with Rule 484 under the Securities Act of 1933, as amended. Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Provisions for indemnification of UAM Fund Services, Inc. are contained in
Section 6 of its Fund Administration Agreement with the Registrant.

Provisions for indemnification of the Registrant's investment advisers are contained in Section 7 of their respective Investment Advisory Agreements with the Registrant.

Provisions for indemnification of Registrant's principal underwriter, UAM Fund Distributors, Inc., are contained in its Distribution Agreement with the Registrant.

Provisions for indemnification of Registrant's custodian, The Chase Manhattan Bank, are contained in Section 12 of its Fund Global Custody Agreement with the Registrant.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

Reference is made to the caption "Investment Adviser" in the Prospectuses constituting Part A of this Registration Statement and "Investment Adviser" in Part B of this Registration Statement. Except for information with respect to Pell Rudman Trust Company, N.A., the information required by this Item 26 with respect to each director, officer, or partner of each other investment adviser of the Registrant is incorporated by reference to the Forms ADV filed by the investment advisers listed below with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940, as amended, under the file numbers indicated:

Investment Adviser                                                                                         File No.
------------------------------------------------------------------------------------------------------------------------------------
Barrow, Hanley, Mewhinney & Strauss, Inc.                                                                  801-31237
------------------------------------------------------------------------------------------------------------------------------------
Cambiar Investors, Inc.                                                                                    801-09538
------------------------------------------------------------------------------------------------------------------------------------
Chicago Asset Management Company                                                                           801-20197
------------------------------------------------------------------------------------------------------------------------------------
Dwight Asset Management Company                                                                            801-45304
------------------------------------------------------------------------------------------------------------------------------------
First Pacific Advisors, Inc.                                                                               801-39512
------------------------------------------------------------------------------------------------------------------------------------
Hanson Investment Management Company                                                                       801-14817
------------------------------------------------------------------------------------------------------------------------------------
Heitman/PRA Securities Advisors, Inc.                                                                      801-48252
------------------------------------------------------------------------------------------------------------------------------------
Jacobs Asset Management, L.P.                                                                              801-49790
------------------------------------------------------------------------------------------------------------------------------------
Murray Johnstone International Ltd.                                                                        801-34926
------------------------------------------------------------------------------------------------------------------------------------
Pacific Financial Research, Inc.                                                                           801-54352
------------------------------------------------------------------------------------------------------------------------------------
Provident Investment Counsel
------------------------------------------------------------------------------------------------------------------------------------
Tom Johnson Investment Management, Inc.                                                                    801-42549


Name and Principal Business Address             Positions and Offices with Pell Rudman         Positions and Offices with Pell
                                                Trust Company, N.A.                            Rudman & Co., Inc.
------------------------------------------------------------------------------------------------------------------------------------
Jeffrey S. Thomas                               Director                                       Chief Financial Officer of
100 Federal Street                                                                             Pell, Rudman & Co., Inc.
Boston, Massachusetts
------------------------------------------------------------------------------------------------------------------------------------
Edward T. Rudman                                Director                                       Chairman and President of Pell,
100 Federal Street                                                                             Rudman & Co., Inc.
Boston, Massachusetts
-----------------------------------------------------------------------------------------------------------------------------------
James S. McDonald                               Director                                       Executive Vice President of
100 Federal Street                                                                             Pell, Rudman & Co., Inc.
Boston, Massachusetts
------------------------------------------------------------------------------------------------------------------------------------
Susan W. Hunnewell                              Director                                       Senior Vice President of Pell,
100 Federal Street                                                                             Rudman & Co., Inc.
Boston, Massachusetts

Barrow, Hanley, Mewhinney & Strauss, Inc., Cambiar Investors, Inc., Chicago Asset Management Company, Dwight Asset Management Company, First Pacific Advisors, Inc., Hanson Investment Management Company, Heitman/PRA Securities Advisors, Inc., Jacobs Asset Management, L.P., Murray Johnstone International Ltd., Pacific Financial Research, Inc., Pell Rudman Trust Company, N.A., Provident Investment Counsel, and Tom Johnson Investment Management, Inc., are affiliates of United Asset Management Corporation ("UAM"), a Delaware corporation owning firms engaged primarily in institutional investment management.

ITEM 27.  PRINCIPAL UNDERWRITERS

(a) UAM Fund Distributors, Inc. ("UAMFDI") acts as distributor of the registrant's shares. ACG Capital Corporation ("ACG") also acts as distributor of the Heitman Real Estate Portfolio Advisor Class Shares.

(b) The information required with respect to each director and officer of UAMFDI is incorporated by reference to Schedule A of Form BD filed pursuant to the Securities and Exchange Act of 1934 (SEC File No. 8-41126).

(c) The information required with respect to each Director and officer of ACG is incorporated by reference to Schedule A of Form BD filed pursuant to the Securities and Exchange Act of 1934 (SEC File No. 8-47813).

(d)  Not applicable.

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS

Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the Rules promulgated thereunder, are maintained as follows:

Name and Address of Service Provider                          Relationship with Registrant
------------------------------------------------------------------------------------------------------------------------------------
The Chase Manhattan Bank                                      Custodian bank
4 Chase MetroTech Center
Brooklyn, New York, 11245
------------------------------------------------------------------------------------------------------------------------------------
SEI Investments Mutual Funds Services                         Sub-administrator
530 East Swedesford Road
Wayne, PA 19087-1658
------------------------------------------------------------------------------------------------------------------------------------
UAM Fund Services, Inc.                                       Administrator
211 Congress Street, 4th Floor
Boston, Massachusetts 02110
------------------------------------------------------------------------------------------------------------------------------------
UAM Shareholder Services Center, Inc.                         Sub-shareholder servicing agent
825 Duportail Road
Wayne, PA 19087
------------------------------------------------------------------------------------------------------------------------------------
DST Systems, Inc.                                             Sub-transfer agent
210 West 10th Street
Kansas City, Missouri 64105

The registrant's investment advisers will also maintain physical possession of certain of the books, accounts and other documents required by Section 31(a) under the Investment Company Act of 1940, as amended, and the rules promulgated thereunder.

ITEM 29.  MANAGEMENT SERVICES

Not Applicable.

ITEM 30.  UNDERTAKINGS

Not Applicable.

                                  SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the registrant has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and State of Massachusetts on the 27th day of October, 1999.

                                         UAM FUNDS TRUST

                                         /s/ Michael E. DeFao, Esq.
                                         Michael E. DeFao, Esq.
                                         Secretary

Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities indicated on this 27th day of October, 1999.

          *
______________________________
Norton H. Reamer, Chairman and
President

          *
______________________________
John T. Bennett, Jr., Trustee

          *
______________________________
Nancy J. Dunn, Trustee

          *
______________________________
Philip D. English, Trustee

          *
______________________________
William A. Humenuk, Trustee

          *
______________________________
James P. Pappas, Trustee

          *
______________________________
Peter M. Whitman, Jr., Trustee


/s/ Gary L. French
Gary L. French, Treasurer


/s/ Michael E. DeFao, Esq.
* Michael E. DeFao, Esq.
(Attorney-in-Fact)